UBS Dynamic Alpha Fund

Industry Diversification – March 31, 2020 (unaudited)1

Corporate bonds	Percentage of net asset
Advertising	0.1%
Aerospace & defense	0.1
Agriculture	1.0
Airlines	0.2
Apparel	0.0 †
Auto manufacturers	1.5
Banks	12.5
Beverages	0.4
Biotechnology	0.2
Chemicals	1.1
Commercial services	0.1
Computers	0.6
Cosmetics & personal Care	0.0 †
Diversified financial services	1.0
Electric	3.8
Engineering & construction	0.5
Food	0.6
Gas	1.3
Healthcare-products	0.3
Healthcare-services	0.1
Insurance	3.5
Internet	0.4
Machinery-construction & mining	0.1
Machinery-diversified	0.1
Media	1.7
Mining	0.3
Miscellaneous manufacturers	0.5
Oil & gas	1.4
Pharmaceuticals	2.8
Pipelines	1.0
Real estate	2.0
Real estate investment trusts	0.8
Retail	0.3
Savings & loans	0.3
Semiconductors	0.1
Software	0.5
Telecommunications	1.9
Transportation	0.3
Water	1.3
Total Corporate bonds	44.7%
Mortgage-backed securities	0.0%†
U.S. treasury obligations	41.8
Short-term investments	5.2
Investment of cash collateral from securities loaned	1.4
Total investments	93.1%
Other assets in excess of liabilities	6.9
Net assets	100.0%

†	Amount represents less than 0.05%

1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds—44.7%

Australia—1.8%
APT Pipelines Ltd.
4.200%, due 03/23/25[2]		15,000	16,104
Aurizon Network Pty Ltd., MTN
4.000%, due 06/21/24[2]	AUD	30,000	19,452
Ausgrid Finance Pty Ltd., MTN
3.750%, due 10/30/24[2]	AUD	30,000	19,742
Commonwealth Bank of Australia, EMTN
(fixed, converts to FRN on 10/03/24), 1.936%, due 10/03/29[2]	EUR	100,000	101,733
Mirvac Group Finance Ltd., EMTN
3.625%, due 03/18/27[2]		270,000	285,217
Origin Energy Finance Ltd.
5.450%, due 10/14/21[2]		45,000	46,577
Scentre Group Trust 1/Scentre Group Trust 2
2.375%, due 04/28/21[2]		45,000	45,147
Westpac Banking Corp.
2.800%, due 01/11/22		15,000	15,141
(fixed, converts to FRN on 09/21/27), 5.000%, due 09/21/27 [3]		80,000	67,414
			616,527
Belgium—0.9%
AG Insurance SA
(fixed, converts to FRN on 06/30/27), 3.500%, due 06/30/47[2]	EUR	100,000	110,257
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650%, due 02/01/26[4]		35,000	36,759
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25[4]		25,000	26,967
4.750%, due 01/23/29		35,000	38,479
RESA SA
1.000%, due 07/22/26[2]	EUR	100,000	110,284
			322,746
Bermuda—0.1%
XLIT Ltd.
5.250%, due 12/15/43		30,000	36,857

Canada—0.7%
Bell Canada, Inc., MTN
4.750%, due 09/29/44	CAD	10,000	7,949

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds— (continued)

Canada— (concluded)
Canadian Natural Resources Ltd.
2.950%, due 01/15/23		35,000	30,357
3.850%, due 06/01/27[4]		35,000	27,713
Cenovus Energy, Inc.
4.250%, due 04/15/27		35,000	17,157
Royal Bank of Canada
1.650%, due 07/15/21	CAD	85,000	60,094
Suncor Energy, Inc.
6.500%, due 06/15/38		45,000	46,182
TELUS Corp.
3.750%, due 01/17/25	CAD	15,000	10,955
Toronto Dominion Bank/The
2.045%, due 03/08/21	CAD	60,000	42,682
			243,089
China—0.1%
Nexen, Inc.
6.400%, due 05/15/37		35,000	48,825

Czech Republic—0.3%
NET4GAS sro, EMTN
2.500%, due 07/28/21[2]	EUR	100,000	112,858

Denmark—0.3%
Danske Bank A/S, EMTN
1.375%, due 05/24/22[2]	EUR	100,000	108,207

France—3.7%
AXA SA, EMTN
(fixed, converts to FRN on 05/28/29), 3.250%, due 05/28/49[2]	EUR	100,000	108,797
Banque Federative du Credit Mutuel SA, EMTN
3.000%, due 09/11/25[2]	EUR	100,000	110,911
BNP Paribas SA, EMTN
1.000%, due 04/17/24[2]	EUR	100,000	106,727
1.250%, due 03/19/25[2]	EUR	100,000	106,785
BPCE SA, EMTN
1.375%, due 03/23/26[2]	EUR	100,000	105,693
Credit Agricole SA, EMTN
1.375%, due 03/13/25[2]	EUR	100,000	107,117
Credit Logement SA
3 mo. Euribor + 1.150%, 0.661%, due 06/16/20[2,3,5]	EUR	100,000	88,418

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds— (continued)

France— (concluded)
Electricite de France SA
(fixed, converts to FRN on 01/22/24), 5.625%, due 01/22/24[2,3]		100,000	96,250
SCOR SE
(fixed, converts to FRN on 03/13/29), 5.250%, due 03/13/29[2,3]		200,000	162,730
TDF Infrastructure SAS
2.875%, due 10/19/22[2]	EUR	100,000	112,775
Terega SA
2.200%, due 08/05/25[2]	EUR	100,000	114,264
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 01/25/26), 2.875%, due 01/25/26[2,3]	EUR	100,000	91,943
			1,312,410
Germany—1.6%
ADO Properties SA
1.500%, due 07/26/24[2]	EUR	100,000	98,193
Volkswagen International Finance N.V.
1.125%, due 10/02/23[2]	EUR	100,000	106,408
4.125%, due 11/16/38[2]	EUR	100,000	114,832
Series NC6, (fixed, converts to FRN on 06/27/24), 3.375%, due 06/27/24 [2,3]	EUR	100,000	100,526
Volkswagen Leasing GmbH, EMTN
1.625%, due 08/15/25[2]	EUR	40,000	41,621
Vonovia Finance BV
(fixed, converts to FRN on 12/17/21), 4.000%, due 12/17/21[2,3]	EUR	100,000	109,187
			570,767
Guernsey—0.3%
Globalworth Real Estate Investments Ltd., EMTN
3.000%, due 03/29/25[2]	EUR	100,000	108,659

Israel—0.4%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21		20,000	19,213
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[2]	EUR	100,000	91,368

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds— (continued)

Israel— (concluded)
Teva Pharmaceutical Finance Netherlands III BV
2.800%, due 07/21/23[4]		40,000	36,200
			146,781
Japan—0.1%
Mitsubishi UFJ Financial Group, Inc.
2.665%, due 07/25/22		25,000	24,916

Jersey—0.1%
HSBC Bank Capital Funding Sterling 2 LP
(fixed, converts to FRN on 04/07/20), 5.862%, due 04/07/20[3]	GBP	20,000	24,839

Mexico—1.3%
Mexico City Airport Trust
5.500%, due 07/31/47[2]		200,000	165,100
Orbia Advance Corp. SAB de CV
5.500%, due 01/15/48[6]		200,000	172,500
Petroleos Mexicanos
5.500%, due 02/24/25[2]	EUR	20,000	18,832
Petroleos Mexicanos, EMTN
3.750%, due 02/21/24[2]	EUR	100,000	87,681
			444,113
Netherlands—1.2%
Cooperatieve Rabobank UA
(fixed, converts to FRN on 06/29/20), 5.500%, due 06/29/20[2,3]	EUR	250,000	263,317
ING Groep N.V., EMTN
1.125%, due 02/14/25[2]	EUR	100,000	105,615
Shell International Finance BV
4.375%, due 05/11/45		35,000	40,482
			409,414
Poland—0.3%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	111,437

Portugal—0.3%
Galp Gas Natural Distribuicao SA, EMTN
1.375%, due 09/19/23[2]	EUR	100,000	109,233

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds—(continued)

Singapore—0.5%
DBS Group Holdings Ltd., GMTN
(fixed, converts to FRN on 09/07/21), 3.600%, due 09/07/21[2,3]		200,000	183,500

Spain—2.3%
Banco Santander SA
3.250%, due 04/04/26[2]	EUR	100,000	109,545
Banco Santander SA, EMTN
4.000%, due 01/19/23[2]	AUD	200,000	128,852
Canal de Isabel II Gestion SA, EMTN
1.680%, due 02/26/25[2]	EUR	100,000	112,373
Iberdrola International BV, EMTN
(fixed, converts to FRN on 3/26/24), 2.625%, due 03/26/24[2,3]	EUR	100,000	108,748
Redexis Gas Finance BV, EMTN
1.875%, due 04/27/27[2]	EUR	100,000	107,856
Telefonica Emisiones SA
5.520%, due 03/01/49		200,000	234,690
			802,064
Switzerland—0.5%
ABB Finance USA, Inc.
2.875%, due 05/08/22		40,000	40,314
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25), 4.375%, due 06/16/25[2,3]	EUR	100,000	109,049
Glencore Funding LLC
4.875%, due 03/12/29[6]		40,000	38,576
			187,939
United Kingdom—6.5%
Anglian Water Services Financing PLC, EMTN
4.500%, due 02/22/26[2]	GBP	100,000	133,877
Barclays Bank PLC
9.500%, due 08/07/21[2]	GBP	40,000	52,985
Barclays PLC, EMTN
(fixed, converts to FRN on 10/06/22), 2.375%, due 10/06/23 [2]	GBP	100,000	120,415
(fixed, converts to FRN on 11/11/20), 2.625%, due 11/11/25 [2]	EUR	100,000	106,988
BAT Capital Corp.
3.557%, due 08/15/27		35,000	32,964

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds—(continued)

United Kingdom—(continued)
BAT International Finance PLC, EMTN
0.875%, due 10/13/23[2]	EUR	100,000	107,766
BUPA Finance PLC
(fixed, converts to FRN on 09/16/20), 6.125%, due 09/16/20[3]	GBP	20,000	24,066
Diageo Capital PLC
3.875%, due 04/29/43		25,000	25,612
HSBC Holdings PLC
5.100%, due 04/05/21		60,000	61,390
Lloyds Banking Group PLC, EMTN
2.250%, due 10/16/24[2]	GBP	100,000	119,849
M&G PLC
(fixed, converts to FRN on 10/20/31), 5.625%, due 10/20/51[2]	GBP	100,000	121,152
M&G PLC, EMTN
(fixed, converts to FRN on 07/20/35), 5.000%, due 07/20/55[2]	GBP	100,000	115,113
Nationwide Building Society, EMTN
(fixed, converts to FRN on 07/25/24), 2.000%, due 07/25/29[2]	EUR	100,000	100,426
Phoenix Group Holdings PLC, EMTN
4.125%, due 07/20/22[2]	GBP	150,000	187,614
Reynolds American, Inc.
4.450%, due 06/12/25		25,000	25,459
5.700%, due 08/15/35		10,000	11,010
Royal Bank of Scotland Group PLC
6.100%, due 06/10/23		40,000	41,128
(fixed, converts to FRN on 06/25/23), 4.519%, due 06/25/24		200,000	201,372
SSE PLC
(fixed, converts to FRN on 09/10/20), 3.875%, due 09/10/20[2,3]	GBP	100,000	121,998
Tesco Property Finance 4 PLC
5.801%, due 10/13/40[2]	GBP	136,319	211,304
Thames Water Utilities Finance PLC, EMTN
5.125%, due 09/28/37[2]	GBP	50,000	79,800
Virgin Money UK PLC, GMTN
(fixed, converts to FRN on 04/24/25), 3.375%, due 04/24/26[2]	GBP	100,000	113,888
Vodafone Group PLC
4.375%, due 02/19/43		15,000	15,538
WPP Finance 2010
3.750%, due 09/19/24		25,000	25,412

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds—(continued)

United Kingdom—(concluded)
Yorkshire Water Finance PLC, EMTN
(fixed, converts to FRN on 03/22/23), 3.750%, due 03/22/46[2]	GBP	100,000	127,279
			2,284,405
United States—21.4%
3M Co.
2.650%, due 04/15/25[4]		20,000	20,874
Abbott Laboratories
4.900%, due 11/30/46		50,000	68,327
AbbVie, Inc.
4.250%, due 11/14/28		35,000	37,852
4.400%, due 11/06/42		25,000	27,781
4.875%, due 11/14/48		35,000	40,828
Adobe, Inc.
2.150%, due 02/01/27		50,000	50,542
Albemarle Corp.
5.450%, due 12/01/44		50,000	58,128
Allergan Funding SCS
2.125%, due 06/01/29	EUR	100,000	107,349
3.450%, due 03/15/22		25,000	25,953
4.750%, due 03/15/45		15,000	16,187
Alphabet, Inc.
1.998%, due 08/15/26		60,000	63,360
Altria Group, Inc.
4.250%, due 08/09/42		80,000	79,573
4.400%, due 02/14/26		25,000	25,889
5.950%, due 02/14/49		35,000	40,722
Amazon.com, Inc.
2.800%, due 08/22/24		70,000	74,268
American Airlines Pass-Through Trust,
Series 2014-1, Class B, 4.375%, due 10/01/22		50,191	46,985
American Express Co.
3.400%, due 02/27/23		110,000	113,951
Amgen, Inc.
4.400%, due 05/01/45		25,000	29,192
Apache Corp.
4.250%, due 01/15/44		60,000	26,129
Apple, Inc.
3.850%, due 08/04/46		50,000	60,386

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)

United States—(continued)
Archer-Daniels-Midland Co.
2.750%, due 03/27/25[4]	15,000	15,312
AT&T, Inc.
3.000%, due 02/15/22	45,000	45,373
4.350%, due 03/01/29	70,000	75,266
4.750%, due 05/15/46	70,000	77,740
5.550%, due 08/15/41	50,000	56,932
Baltimore Gas & Electric Co.
3.500%, due 08/15/46	35,000	35,312
Bank of America Corp.
(fixed, converts to FRN on 12/20/22), 3.004%, due 12/20/23	90,000	91,682
Bank of America Corp., MTN
3.875%, due 08/01/25	210,000	225,158
Bristol-Myers Squibb Co.
3.875%, due 08/15/25[6]	70,000	75,948
Burlington Northern Santa Fe LLC
5.400%, due 06/01/41	25,000	32,361
CF Industries, Inc.
5.150%, due 03/15/34	30,000	30,457
Charter Communications Operating LLC/Charter Communications Operating Capital
4.500%, due 02/01/24	50,000	51,525
5.375%, due 05/01/47	15,000	16,209
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[6]	120,000	116,940
5.125%, due 04/01/25[6,7]	25,000	25,740
Cigna Corp.
3.400%, due 09/17/21	25,000	25,373
4.375%, due 10/15/28	45,000	48,404
4.900%, due 12/15/48	25,000	30,217
Citigroup, Inc.
3.875%, due 10/25/23	130,000	135,723
4.600%, due 03/09/26	30,000	32,253
4.650%, due 07/23/48	70,000	84,266
Comcast Corp.
3.950%, due 10/15/25	45,000	49,545
4.150%, due 10/15/28	15,000	17,077
4.700%, due 10/15/48	15,000	19,393
4.750%, due 03/01/44	15,000	18,958
4.950%, due 10/15/58	15,000	20,716
Conagra Brands, Inc.
3.800%, due 10/22/21	15,000	15,117
5.400%, due 11/01/48	35,000	39,425

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds—(continued)

United States—(continued)
Consumers Energy Co.
3.250%, due 08/15/46		10,000	10,026
CVS Health Corp.
2.625%, due 08/15/24		45,000	45,135
3.350%, due 03/09/21		17,000	17,117
4.300%, due 03/25/28		35,000	37,170
5.050%, due 03/25/48		35,000	39,746
5.125%, due 07/20/45		35,000	40,132
Dell International LLC/EMC Corp.
5.300%, due 10/01/29[4,6]		60,000	58,361
8.350%, due 07/15/46[6]		80,000	94,002
Diamondback Energy, Inc.
3.250%, due 12/01/26		50,000	35,286
Discovery Communications LLC
5.300%, due 05/15/49		45,000	45,582
Duke Energy Carolinas LLC
4.000%, due 09/30/42		35,000	39,411
Eaton Corp.
4.150%, due 11/02/42		30,000	33,260
Enable Midstream Partners LP
3.900%, due 05/15/24[4,8]		25,000	13,873
Energy Transfer Operating LP
4.500%, due 04/15/24		35,000	31,221
6.000%, due 06/15/48		45,000	37,784
6.050%, due 06/01/41		45,000	39,252
EnLink Midstream Partners LP
4.400%, due 04/01/24		40,000	20,188
Enterprise Products Operating LLC
4.850%, due 03/15/44		25,000	26,052
ERAC USA Finance LLC
5.625%, due 03/15/42[6]		35,000	38,115
Exelon Corp.
3.400%, due 04/15/26		15,000	14,543
FedEx Corp.
4.550%, due 04/01/46		15,000	14,240
Ford Motor Credit Co. LLC, EMTN
3.021%, due 03/06/24	EUR	100,000	89,454
Fox Corp., Class A
3.050%, due 04/07/25[7]		5,000	4,992
Freeport-McMoRan, Inc.
3.875%, due 03/15/23		70,000	66,675

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds—(continued)

United States—(continued)
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35		200,000	216,074
General Electric Co.
4.125%, due 10/09/42		3,000	2,835
General Electric Co., GMTN
3.150%, due 09/07/22		30,000	30,307
General Electric Co., MTN
4.375%, due 09/16/20		30,000	30,017
General Motors Financial Co., Inc.
4.350%, due 04/09/25		90,000	80,630
Georgia Power Co.,
Series A, 2.100%, due 07/30/23		25,000	24,379
Gilead Sciences, Inc.
4.750%, due 03/01/46		25,000	31,970
4.800%, due 04/01/44		15,000	19,286
Goldman Sachs Group, Inc./The
3.375%, due 03/27/25[2]	EUR	35,000	40,641
5.150%, due 05/22/45		40,000	47,298
Goldman Sachs Group, Inc./The, EMTN
1.625%, due 07/27/26[2]	EUR	50,000	53,433
2.000%, due 07/27/23[2]	EUR	120,000	132,355
2.000%, due 11/01/28[2]	EUR	35,000	37,613
Hartford Financial Services Group, Inc./The
4.400%, due 03/15/48		35,000	36,907
Healthpeak Properties, Inc.
3.875%, due 08/15/24		35,000	35,674
Home Depot, Inc./The
2.500%, due 04/15/27		25,000	25,249
4.875%, due 02/15/44		30,000	37,126
Illinois Tool Works, Inc.
2.650%, due 11/15/26[4]		45,000	45,503
JPMorgan Chase & Co.
(fixed, converts to FRN on 10/15/29), 2.739%, due 10/15/30		100,000	100,419
3.200%, due 01/25/23		260,000	267,481
3.625%, due 12/01/27		60,000	63,621
Kinder Morgan, Inc.
3.150%, due 01/15/23		35,000	34,661
5.625%, due 11/15/23[6]		35,000	36,565
Kraft Heinz Foods Co.
4.875%, due 02/15/25[6]		35,000	35,079
5.000%, due 06/04/42		45,000	42,654

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds—(continued)

United States—(continued)
Kroger Co./The
3.700%, due 08/01/27[4]		50,000	53,586
3.875%, due 10/15/46		15,000	14,706
4.650%, due 01/15/48		15,000	16,959
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[6]		25,000	27,652
Lincoln National Corp.
3.800%, due 03/01/28		70,000	69,699
Lowe’s Cos., Inc.
4.250%, due 09/15/44		40,000	37,787
Marathon Oil Corp.
3.850%, due 06/01/25		35,000	25,221
McDonald's Corp., MTN
3.300%, due 07/01/25		5,000	5,176
Merck & Co., Inc.
3.700%, due 02/10/45		15,000	17,679
Microsoft Corp.
2.400%, due 08/08/26		25,000	26,439
3.500%, due 11/15/42		20,000	23,005
3.700%, due 08/08/46		50,000	59,310
Monongahela Power Co.
5.400%, due 12/15/43[6]		25,000	27,919
Morgan Stanley
6.375%, due 07/24/42		15,000	21,419
Morgan Stanley, GMTN
2.500%, due 04/21/21		115,000	114,919
4.000%, due 07/23/25		85,000	90,971
4.350%, due 09/08/26[4]		50,000	53,881
MPLX LP
4.250%, due 12/01/27[6]		30,000	25,954
5.200%, due 03/01/47		35,000	27,927
Mylan N.V.
3.125%, due 11/22/28[2]	EUR	180,000	200,013
National Rural Utilities Cooperative Finance Corp.
3.700%, due 03/15/29		15,000	16,918
NIKE, Inc.
2.400%, due 03/27/25[4]		10,000	10,366
Noble Energy, Inc.
3.850%, due 01/15/28[4]		20,000	14,159
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28		35,000	37,459

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)

United States—(continued)
Fox Corp., Class A
2.500%, due 04/01/25[7]	20,000	20,417
Otis Worldwide Corp.
2.565%, due 02/15/30[6]	50,000	48,427
PacifiCorp
6.000%, due 01/15/39	35,000	47,551
Philip Morris International, Inc.
4.250%, due 11/10/44	25,000	27,684
Phillips 66
4.650%, due 11/15/34	25,000	23,285
Phillips 66 Partners LP
4.680%, due 02/15/45	10,000	8,188
PPL Capital Funding, Inc.
4.700%, due 06/01/43	60,000	60,792
Procter & Gamble Co./The
2.450%, due 03/25/25	15,000	15,725
QUALCOMM, Inc.
4.300%, due 05/20/47	30,000	36,278
Sempra Energy
6.000%, due 10/15/39	35,000	38,554
Southern California Edison Co.
2.850%, due 08/01/29[4]	45,000	43,412
4.000%, due 04/01/47[7]	45,000	46,840
Series E, 3.700%, due 08/01/25	20,000	20,588
Southern Co./The
3.250%, due 07/01/26	35,000	35,300
4.400%, due 07/01/46	15,000	15,680
Southwestern Electric Power Co.
6.200%, due 03/15/40	50,000	66,092
Swiss Re Treasury U.S. Corp.
4.250%, due 12/06/42[6]	30,000	36,036
Sysco Corp.
5.650%, due 04/01/25[7]	10,000	10,412
Teachers Insurance & Annuity Association of America
4.900%, due 09/15/44[6]	30,000	34,136
Thermo Fisher Scientific, Inc.
4.133%, due 03/25/25	20,000	21,430
Time Warner Cable LLC
4.500%, due 09/15/42	25,000	23,500
Truist Financial Corp.
2.700%, due 01/27/22	45,000	45,246

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount[1]	Value ($)

Corporate bonds—(continued)

United States—(continued)
TWDC Enterprises 18 Corp., MTN
1.850%, due 07/30/26		10,000	9,944
Union Pacific Corp.
4.050%, due 11/15/45		20,000	21,073
United Airlines Pass-Through Trust
3.650%, due 01/07/26		41,435	33,563
United Technologies Corp.
3.950%, due 08/16/25		25,000	27,354
Valero Energy Corp.
4.900%, due 03/15/45[4]		50,000	51,794
Verizon Communications, Inc.
3.376%, due 02/15/25		25,000	26,817
5.250%, due 03/16/37		15,000	19,187
Series 20Y, 2.875%, due 01/15/38	EUR	100,000	112,025
ViacomCBS, Inc.
4.750%, due 05/15/25[7]		75,000	74,729
Virginia Electric & Power Co.,
Series A, 3.800%, due 04/01/28		20,000	21,197
Series C, 4.000%, due 11/15/46		25,000	26,956
Visa, Inc.
1.900%, due 04/15/27		25,000	24,930
Walt Disney Co./The
6.200%, due 12/15/34		100,000	139,097
Wells Fargo & Co.
2.100%, due 07/26/21		50,000	49,930
3.069%, due 01/24/23		60,000	60,986
Wells Fargo & Co., MTN
2.625%, due 07/22/22		70,000	70,818
Williams Cos., Inc./The
4.300%, due 03/04/24		35,000	31,802
4.900%, due 01/15/45		15,000	13,137

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(concluded)

United States—(concluded)
Xcel Energy, Inc.
4.800%, due 09/15/41	80,000	86,249
		7,568,377
Total Corporate bonds (cost—$16,396,218)		15,777,963

Mortgage-backed securities—0.0%†

Cayman Islands—0.0%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX, 7.592%, due 05/28/43[6,9,10]	8,000,000	0

United States—0.0%†
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11, 3.962%, due 04/25/35[11]	32,991	420

Total Mortgage-backed securities (cost—$8,098,433)		420

U.S. treasury obligations—41.8%

United States—41.8%
U.S. Treasury Bills
1.406%, due 06/18/20[12]	13,600,000	13,555,014
0.361%, due 12/03/20[12]	1,200,000	1,197,089

Total U.S. treasury obligations (cost—$14,752,103)		14,752,103

Number of shares

Short-term investments—5.2%

Investment companies—5.2%
State Street Institutional U.S. Government Money Market Fund (cost—$1,846,764)	1,846,764	1,846,764

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of
	shares	Value ($)

Investment of cash collateral from securities loaned—1.4%
Money market funds—1.4%
State Street Navigator Securities Lending Government Money Market Portfolio
(cost—$497,408)	497,408	497,408
Total investments
(cost—$41,590,926) [13]—93.1%		32,874,658
Other assets in excess of liabilities—6.9%		2,439,226
Net assets—100.0%		$35,313,884

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
3	AUD	ASX SPI 200 Index Futures	June 2020	236,063	235,691	(372)
2	CAD	S&P TSX 60 Index Futures	June 2020	231,883	231,422	(461)
1	EUR	DAX Index Futures	June 2020	233,623	273,174	39,551
16	EUR	EURO STOXX 50 Index Futures	June 2020	398,653	484,746	86,093
144	EUR	EURO STOXX 600 Bank Index Futures	June 2020	711,201	695,621	(15,580)
7	EUR	FTSE MIB Index Futures	June 2020	556,102	653,292	97,190
10	GBP	FTSE 100 Index Futures	June 2020	610,753	699,986	89,233
22	JPY	TOPIX Index Futures	June 2020	2,733,581	2,870,588	137,007
67	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2020	2,655,672	2,823,715	168,043
1	USD	S&P 500 E-Mini Index Futures	June 2020	134,095	128,485	(5,610)

Interest rate futures buy contracts:
6	AUD	Australian Bond 10 Year Futures	June 2020	559,137	555,844	(3,293)
3	CAD	Canada Government Bond 10 Year Futures	June 2020	301,774	313,665	11,891

U.S. treasury futures buy contracts:
29	USD	U.S. Treasury Note 2 Year Futures	June 2020	6,314,700	6,391,101	76,401
15	USD	U.S. Treasury Note 5 Year Futures	June 2020	1,825,804	1,880,391	54,587
Total				17,503,041	18,237,721	734,680

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

Index futures sell contracts:
32	EUR	CAC 40 Index Futures	April 2020	(1,324,608)	(1,551,117)	(226,509)
43	EUR	EURO STOXX 600 Index Futures	June 2020	(721,677)	(749,073)	(27,396)

Interest rate futures sell contracts:
23	EUR	German Euro Bund Futures	June 2020	(4,435,076)	(4,376,007)	59,069
9	GBP	United Kingdom Long Gilt Bond Futures	June 2020	(1,500,836)	(1,522,455)	(21,619)

U.S. treasury futures sell contracts:
7	USD	U.S. Treasury Note 10 Year Futures	June 2020	(957,976)	(970,813)	(12,837)
7	USD	U.S. Ultra Long Treasury Bond Futures	June 2020	(1,415,716)	(1,553,125)	(137,409)
Total				(10,355,889)	(10,722,590)	(366,701)
Net unrealized appreciation (depreciation)						367,979

Centrally cleared credit default swap agreements on credit indices—buy protection15

Referenced obligations		Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America Investment Grade 34 Index	USD	8,000	06/20/25	Quarterly	1.000	(156,654)	53,473	(103,181)
iTraxx Europe Crossover Series 33 Index	EUR	4,800	06/20/25	Quarterly	1.000	(37,597)	(10,706)	(48,303)
Total						(194,251)	42,767	(151,484)

Centrally cleared credit default swap agreements on credit indices—sell protection16

Referenced obligations		Notional amount (000)	Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 34 Index	USD	1,160	06/20/25	Quarterly	5.000	40,844	(70,977)	(30,133)
iTraxx Europe Crossover Series 33 Index	EUR	400	06/20/25	Quarterly	1.000	37,827	(13,088)	24,739
Total						78,671	(84,065)	(5,394)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	MXN	24,334,870	USD	1,290,000	04/23/20	267,266
BB	USD	1,346,748	BRL	5,650,000	04/23/20	(260,882)
BB	USD	291,241	CAD	420,000	04/23/20	7,284
BB	USD	2,793,709	COP	9,309,477,000	04/23/20	(504,864)
BB	USD	244,295	GBP	210,000	04/23/20	16,658
BOA	BRL	1,324,120	USD	280,000	04/23/20	25,519
BOA	EUR	735,000	USD	788,126	04/23/20	(23,136)
BOA	GBP	1,775,000	USD	2,323,825	04/23/20	118,146
BOA	SEK	2,010,000	USD	201,227	04/23/20	(2,056)
BOA	SEK	5,458,272	USD	560,000	04/23/20	7,974
BOA	USD	279,933	AUD	445,000	04/23/20	(6,182)
BOA	USD	1,462,914	SEK	13,850,000	04/23/20	(62,184)
CITI	CLP	234,220,000	USD	280,000	04/23/20	6,193
CITI	COP	2,209,020,800	USD	560,000	04/23/20	16,886
CITI	EUR	1,260,000	USD	1,413,164	04/23/20	22,429
CITI	JPY	38,700,000	USD	350,297	04/23/20	(9,948)
GSI	COP	742,898,000	USD	208,980	04/23/20	26,330
GSI	MYR	604,660	USD	140,000	04/23/20	108
GSI	USD	686,243	MYR	2,781,000	04/23/20	(42,842)
HSBC	HKD	365,000	USD	46,922	04/23/20	(153)
HSBC	THB	82,600,000	USD	2,720,389	04/23/20	203,346
HSBC	USD	1,342,354	CLP	1,067,400,000	04/23/20	(94,547)
HSBC	USD	241,410	EUR	220,000	04/23/20	1,417
HSBC	USD	2,532,348	MXN	47,980,000	04/23/20	(515,869)
HSBC	USD	425,000	NZD	693,724	04/23/20	(11,131)
HSBC	USD	560,000	THB	17,823,792	04/23/20	(16,861)
JPMCB	AUD	2,335,000	USD	1,600,367	04/23/20	163,945
JPMCB	CAD	5,605,000	USD	4,288,397	04/23/20	304,516
JPMCB	CHF	1,260,000	SEK	12,581,125	04/23/20	(38,055)
JPMCB	HUF	412,650,000	USD	1,372,070	04/23/20	109,854
JPMCB	NZD	3,925,000	USD	2,590,515	04/23/20	248,901
JPMCB	USD	560,000	MXN	12,069,851	04/23/20	(52,734)
JPMCB	USD	3,962,947	NOK	35,550,000	04/23/20	(543,061)
JPMCB	USD	1,290,000	NZD	2,014,284	04/23/20	(88,299)
MSCI	CHF	2,740,000	USD	2,836,915	04/23/20	(12,806)
MSCI	CLP	163,600,000	USD	195,437	04/23/20	4,186
MSCI	EUR	2,780,000	USD	3,099,955	04/23/20	31,510
MSCI	USD	280,000	HUF	84,517,412	04/23/20	(21,478)
SSC	JPY	56,900,000	USD	546,270	04/23/20	16,607

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	JPY	11,600,000	USD	105,667	04/23/20	(2,313)
SSC	NZD	1,055,000	USD	675,782	04/23/20	46,380
SSC	SEK	3,040,000	USD	314,325	04/23/20	6,873
SSC	USD	320,432	CAD	430,000	04/23/20	(14,800)
SSC	USD	649,358	CHF	620,000	04/23/20	(4,531)
SSC	USD	212,505	CHF	205,000	04/23/20	704
SSC	USD	198,065	GBP	155,000	04/23/20	(5,456)
SSC	USD	231,267	HUF	70,650,000	04/23/20	(15,162)
SSC	USD	3,687,263	JPY	403,500,000	04/23/20	68,781
SSC	USD	382,594	THB	12,190,000	04/23/20	(11,132)
Net unrealized appreciation (depreciation)						(638,669)
Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	15,777,963	—	15,777,963
Mortgage-backed securities	—	420	0	420
U.S. treasury obligations	—	14,752,103	—	14,752,103
Short-term investments	—	1,846,764	—	1,846,764
Investment of cash collateral from securities loaned	—	497,408	—	497,408
Futures contracts	369,991	449,074	—	819,065
Swap agreements	—	53,473	—	53,473
Forward foreign currency contracts	—	1,721,813	—	1,721,813
Total	369,991	35,099,018	0	35,469,009

Liabilities
Futures contracts	(224,205)	(226,881)	—	(451,086)
Swap agreements	—	(94,771)	—	(94,771)
Forward foreign currency contracts	—	(2,360,482)	—	(2,360,482)
Total	(224,205)	(2,682,134)	—	(2,906,339)

At March 31, 2020, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2020 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05%.

1	In US dollars unless otherwise indicated.

2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3	Perpetual investment. Date shown reflects the next call date.

4	Security, or portion thereof, was on loan at the period end.

5	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

6	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $891,948, represented 2.5% of the Fund's net assets at period end.

7	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

9	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

10	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

11	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

12	Rate shown is the discount rate at the date of purchase unless otherwise noted.

13	Includes $487,111 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $497,408.

14	Payments made or received are based on the notional amount.

15	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

16	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Industry diversification – March 31, 2020 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	0.2%
Airlines	0.2
Auto components	0.3
Banks	1.0
Beverages	0.1
Biotechnology	1.0
Capital markets	0.9
Chemicals	1.2
Commercial services & supplies	0.9
Communications equipment	0.3
Consumer finance	0.3
Diversified financial services	0.7
Diversified telecommunication services	1.1
Electronic equipment, instruments & components	0.8
Entertainment	1.7
Equity real estate investment trusts	0.9
Food & staples retailing	0.6
Food products	1.9
Health care equipment & supplies	1.9
Health care providers & services	1.7
Hotels, restaurants & leisure	0.8
Household durables	0.7
Household products	0.0	†
Insurance	2.8
Interactive media & services	1.7
Internet & direct marketing retail	2.2
IT services	1.6
Life sciences tools & services	0.1
Machinery	1.1
Media	0.5
Metals & mining	0.3
Multiline retail	1.1
Oil, gas & consumable fuels	1.4
Paper & forest products	0.3
Personal products	0.6
Pharmaceuticals	3.0
Professional services	0.3
Road & rail	0.4

Common stocks	Percentage of net assets
Semiconductors & semiconductor equipment	2.2
Software	3.8
Specialty retail	0.2
Technology hardware, storage & peripherals	0.9
Textiles, apparel & luxury goods	0.5
Tobacco	1.0
Trading companies & distributors	0.9
Wireless telecommunication services	0.4
Total common stocks	46.5%
Preferred stocks	0.3
Exchange traded funds	21.9
Investment companies	9.1
Non-U.S. government agency obligations	6.5
U.S. treasury obligations	9.3
Short-term investments	3.9
Investment of cash collateral from securities loaned	7.3
Total investments	104.8%
Liabilities in excess of other assets	(4.8)
Net assets	100.0%

†	Amount represents less than 0.05%

1	Figures represent the breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—46.5%

Australia—0.2%
Brambles Ltd.	54,030	349,236

Austria—0.3%
Erste Group Bank AG *	30,874	565,232

Belgium—1.1%
Euronav N.V.	61,145	695,940
Galapagos N.V. *	2,745	547,970
KBC Group N.V.	21,887	993,126
		2,237,036
Canada—0.5%
Dollarama, Inc.	19,288	535,070
Royal Bank of Canada	8,208	508,414
		1,043,484
China—0.3%
Alibaba Group Holding Ltd., ADR *	1,779	345,980
NetEase, Inc., ADR	400	128,384
Tencent Holdings Ltd., ADR	1,898	93,173
		567,537
Denmark—0.7%
Genmab A/S *	3,623	727,747
H Lundbeck A/S	23,404	687,196
		1,414,943
Finland—0.3%
Sampo Oyj, Class A	25,742	742,626

France—0.6%
Thales SA	5,985	495,652
Ubisoft Entertainment SA *	12,041	880,089
		1,375,741
Germany—1.2%
Continental AG	4,575	326,189
HUGO BOSS AG	13,163	329,497
Infineon Technologies AG	30,828	445,025
LANXESS AG	12,133	482,942

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

Germany—(concluded)
SAP SE	8,311	927,906
		2,511,559
Hong Kong—1.0%
AIA Group Ltd.	173,517	1,553,781
WH Group Ltd. [1]	641,500	592,110
		2,145,891
Ireland—0.2%
Ryanair Holdings PLC, ADR *	6,592	349,969

Italy—1.0%
Banca Mediolanum SpA	107,813	541,123
Infrastrutture Wireless Italiane SpA [1]	101,394	1,097,873
Prada SpA	152,000	440,193
		2,079,189
Japan—6.3%
Hoya Corp.	9,200	782,290
Inpex Corp.	30,800	172,790
ITOCHU Corp. [2]	45,600	943,674
Kao Corp.	6,600	537,690
Keyence Corp.	1,500	482,268
Kissei Pharmaceutical Co. Ltd.	15,700	402,509
Nabtesco Corp.	14,500	331,684
Nintendo Co. Ltd.	2,600	1,010,499
Nippon Telegraph & Telephone Corp.	51,700	1,236,489
ORIX Corp.	81,100	967,577
Shin-Etsu Chemical Co. Ltd.	10,700	1,051,673
SoftBank Group Corp.	24,600	870,898
Sony Corp.	24,200	1,433,452
Sumitomo Electric Industries Ltd.	37,500	391,799
Takeda Pharmaceutical Co. Ltd.	35,000	1,065,683
TechnoPro Holdings, Inc.	11,300	527,379
Tokyo Electron Ltd.	2,600	484,571
West Japan Railway Co.	8,200	560,839
		13,253,764
Netherlands—1.1%
Koninklijke Ahold Delhaize N.V.	53,870	1,254,985

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

Netherlands—(concluded)
NXP Semiconductors N.V.	12,477	1,034,717
		2,289,702
New Zealand—0.2%
Fisher & Paykel Healthcare Corp. Ltd.	27,806	505,470

Norway—0.6%
Equinor ASA	83,716	1,043,614
Mowi ASA	21,128	319,444
		1,363,058
South Africa—0.3%
Anglo American PLC	39,433	691,009

Spain—0.2%
Grifols SA, ADR	21,500	433,010

Sweden—0.4%
Swedish Match AB [2]	14,241	806,321

Switzerland—1.3%
Alcon, Inc. *	16,176	828,708
Nestle SA (Registered)	7,875	806,147
Novartis AG, ADR	2,500	206,125
Zurich Insurance Group AG	2,541	892,670
		2,733,650
United Kingdom—3.1%
Ashtead Group PLC	35,855	774,969
Babcock International Group PLC	101,929	481,054
British American Tobacco PLC	36,007	1,226,588
GlaxoSmithKline PLC	44,488	834,780
GlaxoSmithKline PLC, ADR	9,800	371,322
Mondi PLC	32,938	555,849
Sage Group PLC/The	129,612	942,479
Spectris PLC	22,582	680,371
Unilever N.V.	14,525	713,922
		6,581,334
United States—25.6%
10X Genomics, Inc., Class A *	1,852	115,417

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

United States—(continued)
Abbott Laboratories	4,142	326,845
Adobe, Inc. *	291	92,608
AGCO Corp.	18,951	895,435
Alexion Pharmaceuticals, Inc. *	4,028	361,674
Align Technology, Inc. *	3,087	536,984
Alphabet, Inc., Class A *	1,146	1,331,595
Amazon.com, Inc. *	2,182	4,254,289
Ameriprise Financial, Inc.	18,448	1,890,551
Amgen, Inc.	616	124,882
Analog Devices, Inc.	3,093	277,287
Apple, Inc.	5,486	1,395,035
Arista Networks, Inc. *	2,362	478,423
Autodesk, Inc. *	2,191	342,015
Carnival Corp.	103,924	1,368,679
Caterpillar, Inc.	1,516	175,917
Cisco Systems, Inc.	5,178	203,547
Cooper Cos., Inc./The	1,079	297,448
Cree, Inc. *	14,415	511,156
Crown Castle International Corp.	1,900	274,360
Dollar General Corp.	2,829	427,207
Dollar Tree, Inc. *	18,267	1,342,076
Elanco Animal Health, Inc. *	10,233	229,117
Facebook, Inc., Class A *	11,679	1,948,057
Fidelity National Information Services, Inc.	2,798	340,349
FMC Corp.	2,603	212,639
GoDaddy, Inc., Class A *	2,773	158,366
Hess Corp.	14,887	495,737
HubSpot, Inc. *	1,518	202,182
IAC/InterActiveCorp *	1,645	294,833
Ingersoll Rand, Inc. *	38,221	947,881
Jabil, Inc.	19,140	470,461
Johnson & Johnson	19,214	2,519,532
Laboratory Corp. of America Holdings *	12,509	1,581,012
LivaNova PLC *	7,700	348,425
Lowe's Cos., Inc.	4,911	422,592
Marvell Technology Group Ltd.	11,773	266,423
Mastercard, Inc., Class A	630	152,183
MetLife, Inc.	30,748	939,966
Micron Technology, Inc. *	18,848	792,747
Microsoft Corp.	25,525	4,025,548
Mondelez International, Inc., Class A	45,717	2,289,507

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(concluded)

United States—(concluded)
Netflix, Inc. *	586	220,043
NIKE, Inc., Class B	3,674	303,987
ON Semiconductor Corp. *	39,608	492,723
Palo Alto Networks, Inc. *	3,186	522,377
PepsiCo, Inc.	2,225	267,222
Progressive Corp./The	25,243	1,863,943
Prologis, Inc.	18,900	1,518,993
Qorvo, Inc. *	2,221	179,079
Reynolds Consumer Products, Inc.	1,516	44,222
salesforce.com, Inc. *	4,414	635,528
ServiceNow, Inc. *	1,419	406,657
Starbucks Corp.	3,044	200,113
Stericycle, Inc. *,2	17,753	862,441
Synchrony Financial	38,720	623,005
Take-Two Interactive Software, Inc. *	8,828	1,047,089
TransUnion	2,766	183,054
Union Pacific Corp.	2,389	336,945
United Rentals, Inc. *	1,135	116,791
UnitedHealth Group, Inc.	8,351	2,082,572
Universal Display Corp.	1,412	186,073
ViacomCBS, Inc., Class B	68,441	958,858
Visa, Inc., Class A	16,724	2,694,571
Walt Disney Co./The	3,579	345,731
Waste Connections, Inc.	2,242	173,755
Western Digital Corp.	12,403	516,213
Westlake Chemical Corp.	19,427	741,529
Williams Cos., Inc./The	34,739	491,557
Zimmer Biomet Holdings, Inc.	2,808	283,833
		53,959,891
Total common stocks (cost—$102,320,952)		97,999,652

Preferred stocks—0.3%
Germany—0.3%
Henkel AG & Co. KGaA (cost—$817,629)	8,089	646,971

Exchange traded funds—21.9%
United States—21.9%
iShares iBoxx $High Yield Corporate Bond ETF [2]	223,170	17,199,712

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Exchange traded funds—(concluded)

United States—(concluded)
iShares iBoxx $Investment Grade Corporate Bond ETF [2]	102,778	12,694,111
iShares JPMorgan USD Emerging Markets Bond ETF [2]	106,396	10,286,365
Xtrackers Harvest CSI 300 China A-Shares ETF [2]	232,823	6,027,787
Total exchange traded funds (cost—$51,536,839)		46,207,975

Investment companies—9.1%
UBS Emerging Markets Equity Opportunity Fund [3] (cost—$25,050,895)	2,498,628	19,139,492

		Face amount

Non-U.S. government agency obligations—6.5%

Australia—0.3%
Australia Government Bond, Series 126,
4.500%, due 04/15/20[4]	AUD	486,000	299,394
Series 138,
3.250%, due 04/21/29[4]	AUD	380,000	285,623
			585,017
Austria—0.1%
Republic of Austria Government Bond
1.200%, due 10/20/25[1,4]	EUR	37,000	44,195
3.150%, due 06/20/44[1,4]	EUR	67,000	120,384
			164,579
Belgium—0.1%
Kingdom of Belgium Government Bond, Series 71,
3.750%, due 06/22/45[4]	EUR	125,000	235,071

Canada—0.8%
Canadian Government Bond
1.500%, due 09/01/24	CAD	2,000,000	1,476,629
2.250%, due 06/01/25	CAD	221,000	170,115
2.750%, due 12/01/64	CAD	82,000	86,538
			1,733,282
France—0.9%
French Republic Government Bond OAT

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount	Value ($)

Non-U.S. government agency obligations—(continued)

France—(concluded)
0.500%, due 05/25/26[4]	EUR	741,000	855,300
2.500%, due 05/25/30[4]	EUR	262,000	362,113
3.250%, due 05/25/45[4]	EUR	172,000	302,260
Series OATE,
1.800%, due 07/25/40[1,4]	EUR	208,206	331,572
			1,851,245
Ireland—0.1%
Ireland Government Bond
1.500%, due 05/15/50[4]	EUR	200,000	257,223
2.000%, due 02/18/45[4]	EUR	48,000	68,427
			325,650
Italy—0.6%
Italy Buoni Poliennali Del Tesoro
1.650%, due 03/01/32[1,4]	EUR	60,000	66,194
3.000%, due 08/01/29[4]	EUR	300,000	374,988
3.250%, due 09/01/46[1,4]	EUR	45,000	58,023
4.000%, due 02/01/37[1,4]	EUR	129,000	180,702
4.750%, due 09/01/44[1,4]	EUR	25,000	39,782
Series CPI,
2.550%, due 09/15/41[1,4]	EUR	372,468	474,132
			1,193,821
Japan—0.8%
Japan Government Forty Year Bond, Series 12,
0.500%, due 03/20/59	JPY	20,000,000	190,220

Japan Government Thirty Year Bond, Series 51,
0.300%, due 06/20/46	JPY	32,000,000	290,335

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

		Face amount	Value ($)

Non-U.S. government agency obligations—(concluded)

Japan—(concluded)
Japan Government Twenty Year Bond, Series 156,
0.400%, due 03/20/36	JPY	137,350,000	1,299,016
			1,779,571
New Zealand—1.4%
New Zealand Government Inflation Linked Bond, Series 0925,
2.000%, due 09/20/25[4,5]	NZD	4,097,091	2,958,642

Spain—0.6%
Spain Government Bond
1.450%, due 10/31/27[1,4]	EUR	250,000	294,559
3.450%, due 07/30/66[1,4]	EUR	10,000	16,890
4.200%, due 01/31/37[1,4]	EUR	44,000	71,787
4.800%, due 01/31/24[1,4]	EUR	451,000	585,793
5.150%, due 10/31/44[1,4]	EUR	110,000	215,087
			1,184,116
United Kingdom—0.8%
United Kingdom Gilt
1.000%, due 04/22/24[4]	GBP	140,000	179,855
1.500%, due 07/22/47[4]	GBP	263,000	381,513
1.625%, due 10/22/28[4]	GBP	580,000	806,100
3.500%, due 01/22/45[4]	GBP	120,000	238,316
			1,605,784
Total Non-U.S. government agency obligations (cost—$13,165,477)			13,616,778

U.S. treasury obligations—9.3%
United States—9.3%
U.S. Treasury Bonds
2.250%, due 08/15/46		$490,000	589,838
2.500%, due 02/15/46		461,000	579,455
2.750%, due 11/15/42		423,000	546,430
2.750%, due 08/15/47		333,000	440,171
2.875%, due 05/15/43		817,000	1,076,589
2.875%, due 08/15/45		37,000	49,472
3.000%, due 11/15/45		97,000	132,716
U.S. Treasury Inflation Indexed Bonds (TIPS)
0.750%, due 02/15/45		690,083	789,114
U.S. Treasury Inflation Indexed Notes (TIPS)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)

U.S. treasury obligations—(concluded)

United States—(concluded)
0.125%, due 01/15/23	189,972	187,648
0.375%, due 07/15/25	652,614	665,891
U.S. Treasury Notes
1.250%, due 03/31/21	497,000	502,397
1.375%, due 09/30/23	1,483,000	1,537,280
1.500%, due 08/15/20	2,339,000	2,351,974
1.500%, due 02/28/23	346,000	358,353
1.625%, due 08/15/22	1,160,000	1,197,700
1.625%, due 11/30/26	1,150,000	1,232,072
1.625%, due 08/15/29	300,000	325,746
1.750%, due 05/15/23	530,000	553,954
1.875%, due 07/31/22	1,794,000	1,860,784
1.875%, due 10/31/22	1,037,000	1,079,979
2.000%, due 11/30/22	1,228,000	1,284,123
2.500%, due 05/15/24	1,437,000	1,563,636
2.750%, due 07/31/23	702,000	758,983
Total U.S. treasury obligations (cost—$17,916,719)		19,664,305

	Number of shares

Short-term investments—3.9%

Investment companies—3.9%
State Street Institutional U.S. Government Money Market Fund (cost—$8,145,615)	8,145,615	8,145,615

Investment of cash collateral from securities loaned—7.3%
Money market funds—7.3%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$15,483,764)	15,483,764	15,483,764
Total investments (cost—$234,437,890) [6]—104.8%		220,904,552
Liabilities in excess of other assets—(4.8)%		(10,071,672)
Net assets—100.0%		$210,832,880

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
30	HKD	Hang Seng Index Futures	April 2020	4,601,398	4,589,339	(12,059)
86	USD	E-Mini Russell 1000 Value Index Futures	June 2020	4,119,494	4,178,740	59,246

Interest rate futures buy contracts:
84	AUD	Australian Bond 10 Year Futures	June 2020	7,869,438	7,781,817	(87,621)
144	CAD	Canada Government Bond 10 Year Futures	June 2020	14,853,733	15,055,895	202,162

U.S. treasury futures buy contracts:
43	EUR	German Euro Schatz Futures	June 2020	5,341,577	5,320,574	(21,003)
33	GBP	United Kingdom Long Gilt Bond Futures	June 2020	5,499,145	5,582,334	83,189
29	USD	U.S. Ultra Bond Futures	June 2020	5,838,104	6,434,375	596,271
48	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2020	7,069,176	7,489,500	420,324
Total				55,192,065	56,432,574	1,240,509

Index futures sell contracts:

47	CAD	S&P TSX 60 Index Futures	June 2020	(5,448,706)	(5,438,414)	10,292
41	EUR	CAC 40 Index Futures	April 2020	(1,697,154)	(1,987,369)	(290,215)
438	SEK	OMX 30 Index Futures	April 2020	(5,636,946)	(6,552,810)	(915,864)
144	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2020	(5,734,527)	(6,068,880)	(334,353)
29	USD	S&P 500 E-Mini Index Futures	June 2020	(3,888,998)	(3,726,065)	162,933

Interest rate futures sell contracts:
123	EUR	German Euro Bund Futures	June 2020	(23,719,430)	(23,402,125)	317,305
21	JPY	JGB MINI 10 Year Futures	June 2020	(3,044,271)	(2,981,307)	62,964
Total				(49,170,032)	(50,156,970)	(986,938)
Net unrealized appreciation (depreciation)						253,571

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	5,327,010	COP	17,751,195,000	04/23/20	(962,669)
BOA	COP	18,140,000,000	USD	4,535,000	04/23/20	75,067
BOA	GBP	3,265,000	USD	4,274,528	04/23/20	217,323
BOA	SGD	1,660,000	USD	1,150,210	04/23/20	(18,086)
BOA	USD	1,176,085	CHF	1,155,000	04/23/20	25,166
BOA	USD	2,245,847	EUR	2,010,000	04/23/20	(27,295)
BOA	USD	1,934,003	SEK	18,310,000	04/23/20	(82,208)
CITI	USD	5,275,000	CLP	4,254,287,500	04/23/20	(301,672)
GSI	USD	2,050,749	EUR	1,830,000	04/23/20	(30,873)
GSI	USD	2,235,443	EUR	2,075,000	04/23/20	54,854
GSI	USD	4,535,000	JPY	476,641,652	04/23/20	(98,105)
GSI	USD	2,224,806	NZD	3,595,000	04/23/20	(80,067)
GSI	USD	1,712,659	SGD	2,310,000	04/23/20	(86,898)
HSBC	CNY	12,100,000	USD	1,731,713	04/23/20	25,128
HSBC	USD	10,169,505	MXN	192,680,000	04/23/20	(2,071,646)
JPMCB	AUD	7,550,000	USD	5,174,636	04/23/20	530,099
JPMCB	CAD	18,010,000	USD	13,779,489	04/23/20	978,473
JPMCB	MXN	199,845,921	USD	9,065,000	04/23/20	665,975
JPMCB	NOK	91,529,708	USD	9,065,000	04/23/20	259,904
JPMCB	NZD	7,755,000	JPY	525,769,535	04/23/20	267,657
JPMCB	NZD	12,305,000	USD	8,121,348	04/23/20	780,313
JPMCB	SEK	16,240,000	USD	1,578,975	04/23/20	(63,469)
JPMCB	USD	9,371,728	NOK	84,070,000	04/23/20	(1,284,251)
MSCI	CHF	7,675,000	USD	7,946,467	04/23/20	(35,872)
MSCI	EUR	7,505,000	USD	8,368,765	04/23/20	85,064
MSCI	USD	1,439,170	CAD	2,050,000	04/23/20	17,914
SSC	CAD	2,680,000	USD	2,032,552	04/23/20	127,681
SSC	CNY	8,400,000	USD	1,216,580	04/23/20	31,843
SSC	EUR	1,660,000	USD	1,818,063	04/23/20	(14,174)
SSC	JPY	312,400,000	USD	2,854,773	04/23/20	(53,252)
SSC	SEK	25,570,000	USD	2,692,381	04/23/20	106,341
SSC	USD	1,302,200	AUD	2,175,000	04/23/20	35,795
SSC	USD	1,454,083	CHF	1,415,000	04/23/20	17,580
SSC	USD	1,506,498	EUR	1,315,000	04/23/20	(55,057)
SSC	USD	1,202,723	GBP	915,000	04/23/20	(65,711)
Net unrealized appreciation (depreciation)						(1,029,128)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	57,966,055	40,033,597	—	97,999,652
Preferred stocks	—	646,971	—	646,971
Exchange traded funds	46,207,975	—	—	46,207,975
Investment companies	19,139,492	—	—	19,139,492
Non-U.S. government agency obligations	—	13,616,778	—	13,616,778
U.S. treasury obligations	—	19,664,305	—	19,664,305
Short-term investments	—	8,145,615	—	8,145,615
Investment of cash collateral from securities loaned	—	15,483,764	—	15,483,764
futures contracts	1,914,686	—	—	1,914,686
Forward foreign currency contracts	—	4,302,177	—	4,302,177
Total	125,228,208	101,893,207	—	227,121,415
Liabilities
Futures contracts	(442,977)	(1,218,138)	—	(1,661,115)
Forward foreign currency contracts	—	(5,331,305)	—	(5,331,305)
Total	(442,977)	(6,549,443)	—	(6,992,420)

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,189,083, represented 2.1% of the Fund's net assets at period end.

2	Security, or portion thereof, was on loan at the period end.

3

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee on the assets invested into the affiliated UBS Relationship Funds.

Change in
net unrealized
				Net	appreciation		Net income
		Purchases	Sales	realized gain (loss)	(depreciation)		earned from
		during the	during the	during the	during the		affiliate for the
		period	period	period	period		period
	Value	ended	ended	ended	ended	Value	ended	Shares
Security description	06/30/2019	03/31/2020	03/31/2020	03/31/2020	03/31/2020	03/31/2020	03/31/2020	03/31/2020
UBS Emerging Markets Equity Opportunity Fund	$20,816,127	$3,214,198	$400,000	$(122,193)	$(4,368,640)	$19,139,492	$614,199	$2,498,628

4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

6	Includes $30,735,253 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $16,073,705 and cash collateral of $15,483,764.

UBS Emerging Markets Equity Opportunity Fund

Industry diversification—March 31, 2020 (unaudited)1

Common stocks	Percentage of net assets
Automobiles	1.5%
Banks	14.5
Beverages	4.8
Diversified consumer services	6.0
Household durables	3.0
Insurance	4.4
Interactive media & services	4.6
Internet & direct marketing retail	16.0
Internet software & services	1.8
IT services	3.6
Metals & mining	1.7
Oil, gas & consumable fuels	4.2
Personal products	2.4
Pharmaceuticals	3.9
Real estate management & development	2.6
Semiconductors & semiconductor equipment	12.6
Technology hardware, storage & peripherals	7.1
Total common stocks	94.7%
Preferred stocks	1.6
Short-term investments	2.7
Total investments	99.0%
Other assets in excess of liabilities	1.0
Net assets	100.0%

1	The Fund’s portfolio is actively managed and its composition will very over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—94.7%

Argentina—1.8%
MercadoLibre, Inc. *	12,473	6,094,058

Brazil—3.0%
Petroleo Brasileiro SA, ADR	429,800	2,316,622
Petroleo Brasileiro SA, ADR	406,700	2,236,850
Vale SA	699,781	5,820,622
		10,374,094
China—40.7%
Alibaba Group Holding Ltd., ADR *	162,242	31,552,824
China Jinmao Holdings Group Ltd.	14,124,000	9,004,017
China Merchants Bank Co. Ltd., Class H	2,622,000	11,730,225
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,402,189	10,212,123
Jiangsu Hengrui Medicine Co. Ltd., Class A *	1,031,181	13,236,586
Kweichow Moutai Co. Ltd., Class A	80,537	12,516,053
New Oriental Education & Technology Group, Inc., ADR *	43,500	4,708,440
Ping An Insurance Group Co. of China Ltd., H Shares	1,539,000	15,030,267
TAL Education Group, ADR *	295,400	15,733,004
Tencent Holdings Ltd.	320,800	15,856,372
		139,579,911
Hungary—0.9%
OTP Bank Nyrt PLC	109,474	3,140,185

India—6.8%
HDFC Bank Ltd.	860,137	9,802,237
HDFC Bank Ltd., ADR	34,930	1,343,408
Tata Consultancy Services Ltd.	513,753	12,359,383
		23,505,028
Indonesia—3.8%
Astra International Tbk. PT	22,407,000	5,327,260
Bank Mandiri Persero Tbk. PT	27,147,800	7,718,442
		13,045,702
Malaysia—1.0%
CIMB Group Holdings Bhd	4,207,672	3,501,393

Mexico—2.6%
Fomento Economico Mexicano SAB de CV	635,360	3,835,863

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(concluded)

Mexico—(concluded)
Grupo Financiero Banorte SAB de CV, Class O	1,811,200	4,962,715
		8,798,578
Russia—6.9%
LUKOIL PJSC, ADR	1,854	109,259
LUKOIL PJSC, ADR	166,460	9,847,774
Sberbank of Russia PJSC	3,207,048	7,644,403
Yandex N.V., Class A *	178,000	6,060,900
		23,662,336
South Africa—5.0%
Naspers Ltd., N Shares	120,219	17,084,848

South Korea—14.2%
LG Household & Health Care Ltd.	9,179	8,407,851
Samsung Electronics Co. Ltd.	628,079	24,420,646
SK Hynix, Inc.	234,270	15,837,590
		48,666,087
Taiwan—8.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,039,000	27,358,023
Total common stocks (cost—$370,085,094)		324,810,243

Preferred stocks—1.6%

Brazil—1.6%
Banco Bradesco SA (cost—$10,918,247)	1,335,900	5,339,898

Short-term investments—2.7%

Investment companies—2.7%
State Street Institutional U.S. Government Money Market Fund (cost—$9,170,827)	9,170,827	9,170,827

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2020 (unaudited)

Total investments (cost—$390,174,168)—99.0%	339,320,968
Other assets in excess of liabilities—1.0%	3,585,992
Net assets—100.0%	$342,906,960

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	102,157,483	222,652,760	—	324,810,243
Preferred stocks	5,339,898	—	—	5,339,898
Short-term investments	—	9,170,827	—	9,170,827
Total	107,497,381	231,823,587	—	339,320,968

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

UBS Engage For Impact Fund

Industry diversification – March 31, 2020 (unaudited)1

Common stocks	Percentage of net assets
Auto components	3.1%
Banks	9.6
Biotechnology	9.5
Building products	2.8
Chemicals	5.4
Commercial services & supplies	1.8
Distributors	2.3
Diversified consumer services	1.7
Electrical equipment	2.3
Electronic equipment, instruments & components	6.4
Equity real estate investment trusts	3.1
Food & staples retailing	2.8
Food products	6.5
Health care equipment & supplies	6.8
Health care providers & services	1.1
Machinery	1.8
Metals & mining	1.2
Oil, gas & consumable fuels	3.8
Pharmaceuticals	7.6
Road & rail	4.3
Semiconductors & semiconductor equipment	6.1
Software	2.0
Wireless telecommunication services	3.3
Total common stocks	95.3%
Preferred stocks	2.1
Short-term investments	1.8
Investment of cash collateral from securities loaned	0.1
Total investments	99.3%
Other assets in excess of liabilities	0.7
Net assets	100.0%

1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—95.3%

Austria—1.9%
Erste Group Bank AG	21,578	395,043

China—8.1%
China Mengniu Dairy Co. Ltd. *	102,000	351,769
China Mobile Ltd.	92,000	689,474
China Suntien Green Energy Corp., Class H	1,717,000	297,282
New Oriental Education & Technology Group, Inc., ADR *	3,400	368,016
		1,706,541
Denmark—4.1%
Genmab A/S *	2,172	436,287
H Lundbeck A/S	14,779	433,946
		870,233
Germany—3.9%
Continental AG	4,391	313,071
Infineon Technologies AG	35,381	510,751
		823,822
Indonesia—1.7%
Bank Mandiri Persero Tbk. PT	1,304,700	370,942

Ireland—1.3%
Kingspan Group PLC	4,988	268,975

Italy—2.3%
Prysmian SpA	31,163	494,771

Japan—8.5%
Sumitomo Mitsui Financial Group, Inc.	21,400	519,878
Takeda Pharmaceutical Co. Ltd.	25,553	778,040
West Japan Railway Co.	7,400	506,123
		1,804,041
Mexico—1.8%
Grupo Financiero Banorte SAB de CV, Class O	139,050	380,999

Netherlands—2.8%
Koninklijke Ahold Delhaize N.V.	25,119	585,186

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

New Zealand—1.3%
Fisher & Paykel Healthcare Corp. Ltd.	15,582	283,257

Norway—2.4%
Equinor ASA	40,371	503,270

Spain—1.8%
Grifols SA, ADR	18,500	372,590

Switzerland—2.0%
Alcon, Inc. *	8,357	428,135

Thailand—1.7%
Kasikornbank PCL	132,600	362,289

United Kingdom—4.7%
Linde PLC	3,825	661,725
Spectris PLC	10,685	321,927
		983,652
United States—45.0%
Abbott Laboratories	5,604	442,212
AGCO Corp.	8,074	381,496
Aptiv PLC	6,992	344,286
Bunge Ltd.	8,074	331,276
Conagra Brands, Inc.	23,262	682,507
Digital Realty Trust, Inc. [1]	4,767	662,184
Ecolab, Inc.	3,069	478,242
Elanco Animal Health, Inc. *	17,942	401,721
Incyte Corp. *	8,971	656,946
IPG Photonics Corp. *	4,303	474,535
Ironwood Pharmaceuticals, Inc. *,1	53,355	538,352
Laboratory Corp. of America Holdings *	1,794	226,744
LivaNova PLC *	6,135	277,609
LKQ Corp. *	24,182	495,973
Lyft, Inc., Class A *	14,614	392,386
Masco Corp.	9,460	327,032
Micron Technology, Inc. *	8,726	367,016
Sims Ltd.	66,014	245,606
Stericycle, Inc. *,1	7,791	378,487
Trimble, Inc. *	17,666	562,309
Universal Display Corp.	3,088	406,937

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(concluded)

United States—(concluded)
VMware, Inc., Class A *,1	3,542	428,936
		9,502,792
Total common stocks (cost—$24,232,943)		20,136,538

Preferred stocks—2.1%

Germany—2.1%
Henkel AG & Co. KGaA (cost—$537,526)	5,383	430,541

Short-term investments—1.8%

Investment companies—1.8%
State Street Institutional U.S. Government Money Market Fund (cost—$388,248)	388,248	388,248

Investment of cash collateral from securities loaned—0.1%

Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$11,976)	11,976	11,976
Total investments (cost—$25,170,693)[2]—99.3%		20,967,303
Other assets in excess of liabilities—0.7%		157,922
Net assets—100.0%		$21,125,225

For a listing of defined portfolio acronyms, that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	11,040,516	9,096,022	—	20,136,538
Preferred stocks	—	430,541	—	430,541
Short-term investments	—	388,248	—	388,248
Investment of cash collateral from securities loaned	—	11,976	—	11,976
Total	11,040,516	9,926,787	—	20,967,303

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Includes $1,209,555 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $11,976 and non-cash collateral of $1,223,606.

UBS International Sustainable Equity Fund

Industry diversification – March 31, 2020 (unaudited)1

Common stocks	Percentage of Net assets
Auto components	0.8%
Automobiles	0.6
Banks	5.8
Biotechnology	3.6
Chemicals	3.5
Commercial services & supplies	1.1
Construction & engineering	0.6
Construction materials	0.7
Diversified financial services	2.7
Diversified telecommunication services	3.8
Electrical equipment	0.7
Electronic equipment, instruments & components	1.6
Entertainment	4.0
Equity real estate investment trusts	1.2
Food & staples retailing	2.8
Food products	2.5
Health care equipment & supplies	5.1
Household durables	3.4
Insurance	8.0
Internet & direct marketing retail	4.6
IT services	0.6
Machinery	3.0
Oil, gas & consumable fuels	2.8
Paper & forest products	1.0
Personal products	5.8
Pharmaceuticals	6.5
Real estate management & development	1.3
Road & rail	0.7
Semiconductors & semiconductor equipment	5.0
Software	3.5
Textiles, apparel & luxury goods	0.5
Trading companies & distributors	2.7
Wireless telecommunication services	3.0
Total common stocks	93.5%

UBS International Sustainable Equity Fund

Industry diversification – March 31, 2020 (unaudited)1

Common stocks	Percentage of Net assets
Preferred stocks	1.4
Short-term investments	2.0
Investment of cash collateral from securities loaned	1.3
Total investments	98.2%
Other assets in excess of liabilities	1.8
Net assets	100.0%

1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—93.5%

Australia—2.3%
Brambles Ltd.	312,701	2,021,220
Mirvac Group	1,688,974	2,145,832
		4,167,052
Austria—0.9%
Erste Group Bank AG	88,960	1,628,653

Belgium—2.4%
Galapagos N.V. *	9,849	1,938,871
KBC Group N.V.	50,501	2,291,491
		4,230,362
China—7.4%
Alibaba Group Holding Ltd., ADR *	19,938	3,877,542
China Mobile Ltd.	423,000	3,170,081
Ping An Insurance Group Co. of China Ltd., H Shares	436,000	4,258,087
Prosus N.V. *	26,214	1,835,525
		13,141,235
Denmark — 2.9%
Genmab A/S *	13,341	2,679,787
H Lundbeck A/S	82,561	2,424,185
		5,103,972
Finland—1.4%
Neste Oyj	74,600	2,480,266

France—1.8%
Ubisoft Entertainment SA *	44,484	3,251,379

Germany—4.5%
Continental AG	20,908	1,490,704
HUGO BOSS AG	33,056	827,459
Infineon Technologies AG	158,735	2,291,458
SAP SE	29,920	3,340,505
		7,950,126
Hong Kong—1.3%
Sun Hung Kai Properties Ltd.	183,000	2,392,548

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

India—2.2%
Axis Bank Ltd., GDR	68,783	1,733,688
Infosys Ltd., ADR	133,799	1,098,490
Mahindra & Mahindra Ltd., GDR	264,882	1,022,444
		3,854,622
Indonesia—2.6%
Bank Central Asia Tbk. PT	2,024,900	3,411,791
Bank Mandiri Persero Tbk. PT	4,203,500	1,195,105
		4,606,896
Italy—3.9%
Banca Mediolanum SpA	443,539	2,226,160
Infrastrutture Wireless Italiane SpA [1]	333,054	3,606,239
Prysmian SpA	73,806	1,171,808
		7,004,207
Japan—24.3%
Hoya Corp.	38,100	3,239,701
Inpex Corp.	97,700	548,103
ITOCHU Corp. [2]	108,600	2,247,435
Kao Corp.	53,600	4,366,697
Kissei Pharmaceutical Co. Ltd.	68,882	1,765,964
Kubota Corp.	179,800	2,286,883
Nabtesco Corp.	94,800	2,168,525
Nintendo Co. Ltd.	10,100	3,925,400
Nippon Telegraph & Telephone Corp.	130,500	3,121,118
ORIX Corp.	214,800	2,562,706
Shin-Etsu Chemical Co. Ltd.	31,100	3,056,732
SoftBank Group Corp.	60,700	2,148,924
Sony Corp.	102,400	6,065,514
Takeda Pharmaceutical Co. Ltd.	148,561	4,523,399
West Japan Railway Co.	18,700	1,278,986
		43,306,087
Mexico—0.6%
Cemex SAB de CV, ADR	542,100	1,149,252

Netherlands—5.6%
ASML Holding N.V.	13,640	3,595,702
Koninklijke Ahold Delhaize N.V.	214,248	4,991,238

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(continued)

Netherlands—(concluded)
NXP Semiconductors N.V.	17,404	1,443,314
		10,030,254
New Zealand—1.1%
Fisher & Paykel Healthcare Corp. Ltd.	105,129	1,911,084

Norway—2.0%
Equinor ASA	160,895	2,005,738
Mowi ASA	98,045	1,482,385
		3,488,123
South Africa—1.4%
Naspers Ltd., N Shares	17,082	2,427,598

South Korea—4.2%
LG Chem Ltd.	10,020	2,481,769
LG Household & Health Care Ltd.	2,433	2,228,598
Samsung Engineering Co. Ltd. *	131,852	1,086,404
SK Hynix, Inc.	23,426	1,583,691
		7,380,462
Spain—1.0%
Grifols SA, ADR	87,600	1,764,264

Switzerland—5.1%
Alcon, Inc. *	49,727	2,547,551
Nestle SA (Registered)	28,855	2,953,822
Zurich Insurance Group AG	10,336	3,631,105
		9,132,478
United Kingdom—11.8%
Ashtead Group PLC	115,361	2,493,408
Croda International PLC	13,751	725,469
GlaxoSmithKline PLC	155,048	2,909,346
Mondi PLC	101,697	1,716,200
Prudential PLC	222,567	2,788,729
Sage Group PLC/The	404,285	2,939,776
Spectris PLC	93,184	2,807,533
Unilever N.V.	76,614	3,765,673

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks—(concluded)

United Kingdom—(concluded)
Weir Group PLC/The	94,902	844,070
		20,990,204
United States—2.8%
Aon PLC	21,400	3,531,856
LivaNova PLC *	32,100	1,452,525
		4,984,381
Total common stocks (cost—$192,398,859)		166,375,505

Preferred stocks—1.4%

Germany—1.4%
Henkel AG & Co. KGaA	25,096	2,007,218
Jungheinrich AG	34,478	524,671
Total preferred stocks (cost—$3,563,091)		2,531,889

Short-term investments—2.0%

Investment companies—2.0%
State Street Institutional U.S. Government Money Market Fund (cost—$3,618,099)	3,618,099	3,618,099

Investment of cash collateral from securities loaned—1.3%

Money market funds—1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,319,520)	2,319,520	2,319,520

Total investments (cost—$201,899,569) [3]—98.2%		174,845,013

Other assets in excess of liabilities—1.8%		3,132,937

Net assets—100.0%		$177,977,950

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	16,755,475	149,620,030	—	166,375,505
Preferred stocks	—	2,531,889	—	2,531,889
Short-term investments	—	3,618,099	—	3,618,099
Investment of cash collateral from securities loaned	—	2,319,520	—	2,319,520
Total	16,755,475	158,089,538	—	174,845,013

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,606,239, represented 2.0% of the Fund's net assets at period end.

2	Security, or portion thereof, was on loan at the period end.

3	Includes $2,216,135 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,319,520.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks — 97.1%
Aerospace & defense — 2.1%
Mercury Systems, Inc. *	25,221	1,799,266

Auto components — 0.8%
Visteon Corp. *	14,455	693,551

Banks — 2.8%
Columbia Banking System, Inc.	26,527	710,924
FB Financial Corp.	9,252	182,449
National Bank Holdings Corp., Class A	33,643	804,068
Webster Financial Corp.	30,090	689,061
		2,386,502

Biotechnology — 13.3%
Adverum Biotechnologies, Inc. *	65,617	641,078
Allogene Therapeutics, Inc. *,1	21,139	410,942
Argenx SE, ADR *	5,312	699,750
Avrobio, Inc. *	32,507	505,809
Blueprint Medicines Corp. *	5,520	322,810
Bridgebio Pharma, Inc. *,1	22,591	655,139
Castle Biosciences, Inc. *	20,689	616,739
CRISPR Therapeutics AG *	13,000	551,330
Dicerna Pharmaceuticals, Inc. *	37,151	682,464
Exact Sciences Corp. *,1	12,270	711,660
G1 Therapeutics, Inc. *,1	27,273	300,548
Gritstone Oncology, Inc. *,1	45,131	262,662
Immunomedics, Inc. *,1	53,313	718,659
Iovance Biotherapeutics, Inc. *	19,296	577,626
MeiraGTx Holdings PLC *	46,207	621,022
Moderna, Inc. *,1	29,269	876,606
Momenta Pharmaceuticals, Inc. *	32,266	877,635
Xencor, Inc. *,1	22,178	662,679
Zymeworks, Inc. *	19,059	676,023
		11,371,181

Building products — 0.7%
Trex Co., Inc. *	7,885	631,904

Chemicals — 0.7%
Ingevity Corp. *	15,774	555,245

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks— (continued)

Commercial services & supplies — 2.0%
MSA Safety, Inc.	5,754	582,305
Tetra Tech, Inc.	8,857	625,481
U.S. Ecology, Inc.	16,408	498,803
		1,706,589

Construction & engineering — 2.2%
EMCOR Group, Inc.	17,854	1,094,807
MasTec, Inc. *,1	22,966	751,677
		1,846,484

Diversified consumer services — 2.1%
Chegg, Inc. *	50,320	1,800,450

Diversified telecommunication services — 1.0%
Vonage Holdings Corp. *	123,147	890,353

Electrical equipment — 3.2%
Generac Holdings, Inc. *	18,727	1,744,795
Regal Beloit Corp.	16,117	1,014,565
		2,759,360

Entertainment — 1.0%
Glu Mobile, Inc. *	128,954	811,121

Equity real estate investment trusts — 2.9%
QTS Realty Trust, Inc., Class A	32,019	1,857,422
Ryman Hospitality Properties, Inc.	16,308	584,642
		2,442,064

Food & staples retailing — 5.0%
BJ's Wholesale Club Holdings, Inc. *	52,519	1,337,659
Grocery Outlet Holding Corp. *,1	54,599	1,874,930
Performance Food Group Co. *	42,556	1,051,984
		4,264,573

Health care equipment & supplies — 6.5%
Haemonetics Corp. *	5,908	588,791
Novocure Ltd. *	19,151	1,289,628
Penumbra, Inc. *,1	6,467	1,043,321
Sientra, Inc. *	125,010	248,770
Staar Surgical Co. *	38,995	1,257,979

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks— (continued)

Health care equipment & supplies— (concluded)
Tandem Diabetes Care, Inc. *	16,642	1,070,913
		5,499,402

Health care providers & services — 1.9%
LHC Group, Inc. *	11,676	1,636,975

Health care technology — 4.8%
Livongo Health, Inc. *,1	26,044	743,035
Tabula Rasa HealthCare, Inc. *,1	25,455	1,331,042
Teladoc Health, Inc. *,1	13,148	2,038,072
		4,112,149

Hotels, restaurants & leisure — 2.7%
Planet Fitness, Inc., Class A *	17,987	875,967
Wendy's Co./The	61,530	915,567
Wingstop, Inc.	6,132	488,720
		2,280,254

Household durables — 0.6%
Sonos, Inc. *	64,055	543,186

Internet & direct marketing retail — 0.9%
Rubicon Project, Inc./The *	141,595	785,852

IT services — 1.5%
Wix.com Ltd. *	12,502	1,260,452

Life sciences tools & services — 6.0%
Adaptive Biotechnologies Corp. *,1	6,004	166,791
Charles River Laboratories International, Inc. *	8,574	1,082,124
NanoString Technologies, Inc. *	56,359	1,355,434
NeoGenomics, Inc. *	46,154	1,274,312
Repligen Corp. *	12,581	1,214,570
		5,093,231

Machinery — 3.8%
Altra Industrial Motion Corp.	43,309	757,474
Chart Industries, Inc. *	23,787	689,347
Kadant, Inc.	12,601	940,665

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks— (continued)

Machinery— (concluded)
Woodward, Inc.	14,020	833,349
		3,220,835

Oil, gas & consumable fuels — 0.1%
Matador Resources Co. *,1	39,791	98,682

Paper & forest products — 1.0%
Boise Cascade Co.	37,448	890,513

Pharmaceuticals — 0.6%
Collegium Pharmaceutical, Inc. *	31,875	520,519

Road & rail — 1.7%
Werner Enterprises, Inc.	40,315	1,461,822

Semiconductors & semiconductor equipment — 6.9%
Brooks Automation, Inc.	35,175	1,072,837
Entegris, Inc.	18,505	828,469
Lattice Semiconductor Corp. *	53,411	951,784
Monolithic Power Systems, Inc.	7,274	1,218,104
Universal Display Corp.	13,847	1,824,758
		5,895,952

Software — 16.1%
Alteryx, Inc., Class A *,1	11,681	1,111,681
Avalara, Inc. *	18,505	1,380,473
Cloudflare, Inc., Class A *	79,197	1,859,546
Crowdstrike Holdings, Inc., Class A *	19,355	1,077,686
Everbridge, Inc. *,1	13,249	1,409,164
j2 Global, Inc.	14,753	1,104,262
LivePerson, Inc. *,1	56,222	1,279,050
Proofpoint, Inc. *	9,455	969,988
Smartsheet, Inc., Class A *	29,800	1,236,998
Tenable Holdings, Inc. *	52,670	1,151,366
Varonis Systems, Inc. *	17,374	1,106,203
		13,686,417

Specialty retail — 0.8%
Dick's Sporting Goods, Inc.	31,369	666,905

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks— (concluded)

Textiles, apparel & luxury goods — 0.6%
Steven Madden Ltd.	21,203	492,546

Thrifts & mortgage finance — 0.8%
Essent Group Ltd.	25,479	671,117

Total common stocks
(cost—$87,937,742)		82,775,452

Short-term investments—3.2%

Investment companies — 3.2%
State Street Institutional U.S. Government Money Market Fund
(cost — $2,703,904)	2,703,904	2,703,904

Investment of cash collateral from securities loaned—1.7%

Money market funds — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio
(cost — $1,466,915)	1,466,915	1,466,915

Total investments
(cost — $92,108,561)[2] — 102.0%		86,946,271

Liabilities in excess of other assets — (2.0)%		(1,671,399)

Net assets — 100.0%		$85,274,872

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	82,775,452	—	—	82,775,452
Short-term investments	—	2,703,904	—	2,703,904
Investment of cash collateral from securities loaned	—	1,466,915	—	1,466,915
Total	82,775,452	4,170,819	—	86,946,271

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2020 (unaudited)

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Includes $12,549,790 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,466,915 and non-cash collateral of $11,373,189.

UBS U.S. Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks — 97.2%

Auto components — 2.7%
Aptiv PLC	11,462	564,389

Biotechnology — 4.3%
Incyte Corp. *	11,984	877,588

Capital markets — 4.5%
Ameriprise Financial, Inc.	9,143	936,975

Commercial services & supplies — 3.4%
MSA Safety, Inc.	6,972	705,566

Consumer finance — 3.1%
Synchrony Financial	39,553	636,408

Distributors — 3.5%
LKQ Corp. *	35,338	724,782

Diversified consumer services — 2.8%
OneSpaWorld Holdings Ltd. *,1	141,875	576,013

Diversified financial services — 3.3%
Berkshire Hathaway, Inc., Class B *	3,771	689,452

Electronic equipment, instruments & components — 7.0%
Jabil, Inc.	22,168	544,890
Trimble, Inc. *	28,157	896,237
		1,441,127

Entertainment — 5.2%
Take-Two Interactive Software, Inc. *	4,907	582,019
Walt Disney Co./The	5,015	484,449
		1,066,468

Equity real estate investment trusts — 4.0%
Prologis, Inc.	10,300	827,811

Health care equipment & supplies — 3.1%
Align Technology, Inc. *	3,639	633,004

Health care providers & services — 6.6%
Laboratory Corp. of America Holdings *	5,507	696,030

UBS U.S. Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks— (continued)

Health care providers & services— (concluded)
UnitedHealth Group, Inc.	2,626	654,872
		1,350,902

Hotels, restaurants & leisure — 2.5%
Royal Caribbean Cruises Ltd.	16,199	521,122

Household durables — 3.0%
Mohawk Industries, Inc. *	8,092	616,934

Household products — 4.5%
Reynolds Consumer Products, Inc.	31,802	927,664

Insurance — 5.2%
Marsh & McLennan Cos., Inc.	3,937	340,393
Prudential Financial, Inc.	13,922	725,893
		1,066,286

IT services — 8.2%
LiveRamp Holdings, Inc. *	17,047	561,187
Visa, Inc., Class A	7,031	1,132,835
		1,694,022

Life sciences tools & services — 2.0%
Bio-Rad Laboratories, Inc., Class A *	1,149	402,793

Machinery — 3.9%
AGCO Corp.	17,227	813,976

Semiconductors & semiconductor equipment — 4.7%
NXP Semiconductors N.V.	5,630	466,896
ON Semiconductor Corp. *	39,613	492,786
		959,682

Software — 5.0%
PTC, Inc. *	7,970	487,844
VMware, Inc., Class A *,1	4,555	551,610
		1,039,454

Specialty retail — 2.5%
Best Buy Co., Inc.	9,207	524,799

UBS U.S. Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Common stocks— (concluded)

Technology hardware, storage & peripherals — 2.2%
Western Digital Corp.	10,957	456,030

Total common stocks
(cost—$25,332,395)		20,053,247

Short-term investments—3.1%

Investment companies — 3.1%
State Street Institutional U.S. Government Money Market Fund
(cost — $634,834)	634,834	634,834

Investment of cash collateral from securities loaned—1.3%

Money market funds — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio
(cost — $269,569)	269,569	269,569

Total investments
(cost — $26,236,798)[2]— 101.6%		20,957,650
Liabilities in excess of other assets — (1.6)%		(329,586)
Net assets — 100.0%		$20,628,064

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Common stocks	20,053,247	—	—	20,053,247
Short-term investments	—	634,834	—	634,834
Investment of cash collateral from securities loaned	—	269,569	—	269,569
Total	20,053,247	904,403	—	20,957,650

At March 31, 2020, there were no transfers in or out of Level 3.

UBS U.S. Sustainable Equity Fund

Portfolio of investments – March 31, 2020 (unaudited)

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Includes $921,550 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $269,569 and non-cash collateral of $677,453.

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds — 99.3%

California — 0.1%
State of California Kindergarten, GO Bonds, Series A5,
0.700%, due 05/01/34[1]	100,000	100,000

Connecticut — 9.0%
State of Connecticut Special Tax Revenue, Transportation Infrastructure Revenue Bonds, Series A,
5.000%, due 01/01/30	1,665,000	2,028,236
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,443,625
Series B,
5.000%, due 04/15/25	2,000,000	2,309,800
Series C,
5.000%, due 06/15/23	1,000,000	1,105,590
Series F,
5.000%, due 09/15/25	2,140,000	2,495,904
		9,383,155

Florida — 10.2%
Central Florida Expressway Authority, Senior Lien Revenue Bonds, Series B,
5.000%, due 07/01/34	1,000,000	1,185,460
Miami-Dade County Revenue Bonds
5.000%, due 10/01/26	1,000,000	1,215,760
School Board of St. Lucie County, Sales Tax Revenue Bonds, AGM
5.000%, due 10/01/26	1,020,000	1,204,936
School Board of Volusia County, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,135,680
School District of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,346,580
School District of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,164,080
South Florida Water Management District, COP
5.000%, due 10/01/34	1,000,000	1,168,510

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds — (continued)

Florida — (concluded)
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,150,350
		10,571,356

Georgia — 1.9%
Brookhaven Development Authority, Childrens Healthcare of Atlanta Revenue Bonds,
Series A,
5.000%, due 07/01/29	1,500,000	1,945,395

Illinois — 11.4%
Chicago O’Hare International Airport Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,117,690
Series B,
5.000%, due 01/01/31	1,050,000	1,171,579
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	1,830,000	1,848,172
Series A,
5.000%, due 11/15/26	1,500,000	1,552,920
Illinois Finance Authority Revenue Bonds
5.000%, due 07/01/37	1,000,000	1,247,050
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,182,870
Railsplitter Tobacco Settlement Authority Revenue Bonds
5.000%, due 06/01/25	1,235,000	1,435,280
State of Illinois, Sales Tax Revenue Bonds
5.000%, due 06/15/20	1,190,000	1,197,414
5.000%, due 06/15/22	1,105,000	1,122,172
		11,875,147

Maryland — 2.5%
County of Prince George's MD, GO Bonds,
Series A,
5.000%, due 07/15/30	1,000,000	1,311,880

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds — (continued)

Maryland — (concluded)
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	1,000,000	1,313,070
		2,624,950

Massachusetts — 2.9%
The Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 01/01/40	1,500,000	1,822,080
Series B,
5.000%, due 07/01/36	1,000,000	1,251,250
		3,073,330

Michigan — 3.2%
Michigan Finance Authority, Trinity Health Credit Group, Hospital Revenue Bonds,
Series A,
5.000%, due 12/01/35	1,000,000	1,185,020
Michigan State Building Authority Revenue Bonds,
Series I,
5.000%, due 10/15/29	1,800,000	2,176,668
		3,361,688

Minnesota — 1.2%
State of Minnesota, GO Bonds,
Series A,
5.000%, due 08/01/36	1,000,000	1,288,050

Mississippi — 1.0%
Mississippi Business Finance Corp., (Chevron USA, Inc. Project) Revenue Bonds,
Series L,
0.650%, due 11/01/35[1]	1,000,000	1,000,000

Nevada — 2.1%
County of Clark Department of Aviation, Las Vegas-McCarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,161,792

New Jersey — 4.8%
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,569,960
New Jersey Turnpike Authority Revenue Bonds,

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds — (continued)

New Jersey — (concluded)
Series A,
5.000%, due 01/01/27	1,000,000	1,128,000
Series E,
5.000%, due 01/01/34	860,000	973,193
Union County Pollution Control Financing Authority (Exxon Mobil Corp.) Revenue Bonds
0.650%, due 10/01/24[1]	1,300,000	1,300,000
		4,971,153

New York — 26.3%
City of New York, GO Bonds,
Series B-1,
5.000%, due 10/01/42	1,200,000	1,479,084
Series F-1,
5.000%, due 04/01/34	1,100,000	1,345,773
Series F-1,
5.000%, due 04/01/40	1,000,000	1,204,510
Metropolitan Transportation Authority Revenue Bonds, Subseries B-2A,
5.000%, due 05/15/21	1,060,000	1,090,952
New York City Municipal Water Finance Authority, Water & Sewer System Revenue Bonds,
Series EE,
5.000%, due 06/15/40	1,000,000	1,210,480
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,225,490

New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Revenue Bonds, Series A,
0.720%, due 06/15/32[1]	600,000	600,000
Series EE2,
5.000%, due 06/15/40	1,200,000	1,485,984
Series FF,
5.000%, due 06/15/39	2,000,000	2,431,800
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Series A-2,
5.000%, due 08/01/38	1,000,000	1,193,480
Series B,
5.000%, due 11/01/25	1,000,000	1,091,080
Series C-2,
5.000%, due 05/01/35	3,000,000	3,675,930
Subseries E-4,
0.750%, due 02/01/45[1]	500,000	500,000

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds — (continued)

New York — (concluded)
New York State Dormitory Authority, State Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/43	1,500,000	1,819,185
New York State Urban Development Corp., Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/41	4,060,000	5,149,866
New York State Urban Development Corp., State Personal Income Tax Revenue Bonds,
Series A,
5.000%, due 03/15/36	1,500,000	1,849,485
		27,353,099

Ohio — 1.4%
State of Ohio, GO Bonds,
Series A,
5.000%, due 06/15/30	1,110,000	1,477,288

Pennsylvania — 7.8%
City of Philadelphia, GO Bonds
5.000%, due 08/01/20	1,590,000	1,609,620
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds
5.000%, due 06/01/24	1,625,000	1,829,214
Pennsylvania Turnpike Commission Revenue Bonds,
Series 2017-3,
5.000%, due 12/01/28	1,000,000	1,236,410
Series A-2,
5.000%, due 12/01/28	1,000,000	1,236,410
Series REF,
5.000%, due 12/01/30	1,750,000	2,155,720
		8,067,374

Rhode Island — 1.0%
Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/21	1,000,000	1,026,120

South Carolina — 2.3%
South Carolina Public Service Authority (Escrowed to Maturity) Revenue Bonds,
Series B,
5.000%, due 12/01/20[2]	555,000	569,158
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,161,773

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds — (concluded)

South Carolina — (concluded)
South Carolina Public Service Authority-Unrefunded Balance Revenue Bonds,
Series B,
5.000%, due 12/01/20	690,000	705,835
		2,436,766

Texas — 8.1%
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital) Revenue Bonds,
Subseries C-2,
0.750%, due 12/01/27[1]	100,000	100,000
Lower Colorado River Authority Refunding LCRA Transmission Services Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,273,420
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,432,505
Series B,
5.000%, due 01/01/29	1,140,000	1,455,108
State of Texas, Revenue Anticipation Notes
4.000%, due 08/27/20	900,000	910,152
The University of Texas System Revenue Bonds,
Series A,
5.000%, due 08/15/38	1,000,000	1,266,310
		8,437,495

Washington — 2.1%
State of Washington, GO Bonds,
Series D,
5.000%, due 06/01/38	1,725,000	2,184,799
Total Municipal bonds
(cost—$100,222,001)		103,338,957
Total investments
(cost—$100,222,001) — 99.3%		103,338,957
Other assets in excess of liabilities — 0.7%		684,041
Net assets — 100.0%		$104,022,998

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	103,338,957	—	103,338,957

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

[2]	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)

Corporate bonds—97.2%

Supranationals — 97.2%

African Development Bank
3.000%, due 09/20/23[1]	700,000	756,356
(Series GDIF),
1.250%, due 07/26/21	550,000	554,959
(Series GDIF),
2.125%, due 11/16/22	200,000	207,762
(Series GDIF),
2.625%, due 03/22/21	200,000	203,689
Agence Francaise de Developpement, EMTN
2.750%, due 03/22/21[2]	1,000,000	1,020,500
2.750%, due 01/22/22[2]	400,000	415,078
Asian Development Bank
1.875%, due 01/24/30	400,000	429,534
Asian Development Bank, GMTN
1.750%, due 09/19/29	400,000	425,493
2.500%, due 11/02/27	100,000	111,062
2.625%, due 01/12/27	100,000	111,521
2.750%, due 01/19/28	340,000	385,291
3.125%, due 09/26/28	400,000	468,532
Asian Infrastructure Investment Bank/The
2.250%, due 05/16/24	1,700,000	1,801,926
Corp. Andina de Fomento
2.125%, due 09/27/21	125,000	126,717
4.375%, due 06/15/22	300,000	320,349
Council of Europe Development Bank
1.625%, due 03/16/21[1]	750,000	758,055
2.500%, due 02/27/24	800,000	858,155
European Bank for Reconstruction & Development
1.500%, due 02/13/25	450,000	468,168
European Bank for Reconstruction & Development, EMTN
1.875%, due 07/15/21	200,000	202,902
European Bank for Reconstruction & Development, GMTN
1.500%, due 11/02/21	250,000	253,185
2.750%, due 03/07/23	850,000	900,745
European Investment Bank
1.875%, due 02/10/25[1]	575,000	607,190
2.375%, due 05/13/21	200,000	204,094
2.625%, due 03/15/24[1]	425,000	458,916
3.250%, due 01/29/24	500,000	549,665
IDB Trust Services Ltd.
2.843%, due 04/25/24[2]	400,000	424,279
3.389%, due 09/26/23[2]	800,000	858,141

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount ($)	Value ($)

Corporate bonds— (continued)

Supranationals— (concluded)

IDB Trust Services Ltd., EMTN
2.393%, due 04/12/22[2]	400,000	411,280
Inter-American Development Bank
1.750%, due 03/14/25	650,000	682,779
2.000%, due 07/23/26	1,200,000	1,288,967
2.125%, due 01/15/25	725,000	772,160
2.250%, due 06/18/29	2,882,000	3,177,844
2.375%, due 07/07/27	1,135,000	1,255,040
3.000%, due 02/21/24	250,000	274,164
3.125%, due 09/18/28	1,700,000	1,988,843
Inter-American Development Bank, GMTN
2.000%, due 06/02/26	600,000	653,205
International Bank for Reconstruction & Development
1.625%, due 01/15/25	750,000	784,027
2.000%, due 01/26/22	100,000	102,545
2.500%, due 03/19/24	250,000	268,758
3.000%, due 09/27/23	100,000	107,948
(Series GDIF),
1.500%, due 08/28/24	950,000	982,002
(Series GDIF),
1.750%, due 10/23/29	2,260,000	2,402,018
(Series GDIF),
1.875%, due 10/27/26	1,400,000	1,492,032
(Series GDIF),
2.125%, due 03/03/25	100,000	106,812
(Series GDIF),
2.500%, due 07/29/25	1,350,000	1,472,823
(Series GDIF),
2.500%, due 11/22/27	1,893,000	2,112,371
International Development Association
2.750%, due 04/24/23[1,2]	1,425,000	1,524,324
International Finance Corp., GMTN
1.125%, due 07/20/21	250,000	251,728
1.375%, due 10/16/24	500,000	515,425
2.125%, due 04/07/26	675,000	724,005
2.250%, due 01/25/21	150,000	152,102
2.875%, due 07/31/23	100,000	107,499
Kreditanstalt fuer Wiederaufbau
2.000%, due 05/02/25[1]	1,000,000	1,064,010
2.875%, due 04/03/28	584,000	674,119
Nordic Investment Bank
2.125%, due 02/01/22	200,000	205,214
2.875%, due 07/19/23	1,100,000	1,179,690
Total Corporate bonds
(cost—$38,015,528)		40,615,998

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Number of shares	Value ($)

Short-term investments—2.1%

Investment companies — 2.1%
State Street Institutional U.S. Government Money Market Fund
(cost — $871,006)	871,006	871,006

Investment of cash collateral from securities loaned—6.7%

Money market funds — 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio
(cost — $2,781,075)	2,781,075	2,781,075
Total investments
(cost — $41,667,609) [3]— 106.0%		44,268,079
Liabilities in excess of other assets — (6.0)%		(2,488,187)
Net assets — 100.0%		$41,779,892

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Corporate bonds	—	40,615,998	—	40,615,998
Short-term investments	—	871,006	—	871,006
Investment of cash collateral from securities loaned	—	2,781,075	—	2,781,075
Total	—	44,268,079	—	44,268,079

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security, or portion thereof, was on loan at the period end.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3	Includes $2,722,199 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,781,075.

UBS Total Return Bond Fund

Industry diversification – March 31, 2020 (unaudited)1

Percentage of
Corporate bonds	net assets
Agriculture	0.1%
Auto manufacturers	0.2
Banks	8.1
Beverages	0.5
Biotechnology	0.7
Chemicals	1.4
Computers	0.9
Diversified financial services	2.2
Electric	1.8
Electronics	0.4
Food	0.3
Healthcare-products	0.1
Insurance	1.0
Internet	0.4
Lodging	0.5
Media	1.5
Mining	0.3
Miscellaneous manufacturers	1.0
Oil & gas	1.6
Pharmaceuticals	1.7
Pipelines	1.5
Real estate	2.1
Real estate investment trust	0.5
Retail	0.3
Semiconductors	1.0
Software	1.4
Telecommunications	1.5
Transportation	0.5
Total Corporate bonds	33.5%
Asset-backed securities	14.0
Mortgage-backed securities	17.5
Municipal bonds	1.0
Non-U.S. government agency
obligations	1.9
U.S. government agency obligations	23.1
U.S. treasury obligations	6.9
Short-term investments	6.2
Investment of cash collateral from securities loaned	2.5
Total investments	106.6%
Liabilities in excess of other assets	(6.6)
Net assets	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Asset-backed securities—14.0%

United States — 14.0%
American Credit Acceptance Receivables Trust,
Series 2018-3, Class B,
3.490%, due 06/13/22[2]	54,427	54,396
AmeriCredit Automobile Receivables,
Series 2015-4, Class D,
3.720%, due 12/08/21	725,000	721,285
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	100,000	96,917
CPS Auto Trust,
Series 2018-C, Class D,
4.400%, due 06/17/24[2]	150,000	149,943
Dell Equipment Finance Trust,
Series 2018-1, Class D,
3.850%, due 06/24/24[2]	120,000	120,377
Drive Auto Receivables Trust,
Series 2017-1, Class D,
3.840%, due 03/15/23	61,631	61,436
Series 2018-1, Class C,
3.220%, due 03/15/23	424,639	424,555
Series 2018-1, Class D,
3.810%, due 05/15/24	225,000	224,610
Series 2018-2, Class D,
4.140%, due 08/15/24	200,000	201,624
Series 2018-3, Class D,
4.300%, due 09/16/24	300,000	297,742
Series 2018-4, Class D,
4.090%, due 01/15/26	150,000	150,254
Exeter Automobile Receivables Trust,
Series 2018-1A, Class D,
3.530%, due 11/15/23[2]	100,000	99,016
HPEFS Equipment Trust,
Series 2019-1A, Class D,
2.720%, due 09/20/29[2]	200,000	196,161
Series 2020-1A, Class D,
2.260%, due 02/20/30[2]	200,000	195,030
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
2.050%, due 03/17/37 [2,3]	100,000	86,017
Series 2018-SFR2, Class D,
1 mo. USD LIBOR + 1.450%,
2.155%, due 06/17/37 [2,3]	150,000	127,448

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Asset-backed securities— (concluded)

United States— (concluded)
New Residential Advance Receivables Trust Advance Receivables Backed,
Series 2019-T5, Class AT5,
2.425%, due 10/15/51[2]	300,000	293,241
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class C,
3.850%, due 10/14/25[2]	300,000	296,730
PSNH Funding LLC,
Series 2018-1, Class A3,
3.814%, due 02/01/35	175,000	170,022
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/23	100,000	99,630
Series 2017-3, Class D,
3.200%, due 11/15/23	225,000	225,678
Series 2018-4, Class D,
3.980%, due 12/15/25	225,000	224,986
Sofi Consumer Loan Program Trust,
Series 2017-6, Class B,
3.520%, due 11/25/26[2]	225,000	209,993
Series 2018-1, Class B,
3.650%, due 02/25/27[2]	100,000	83,786
Series 2018-2, Class A2,
3.350%, due 04/26/27[2]	135,808	134,546
Series 2018-2, Class B,
3.790%, due 04/26/27[2]	125,000	119,084
Series 2018-3, Class B,
4.020%, due 08/25/27[2]	125,000	115,107
Total asset-backed securities
(cost—$5,299,076)		5,179,614

Corporate bonds—33.5%

Belgium — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	180,099

Brazil — 0.7%
Petrobras Global Finance BV
7.375%, due 01/17/27	250,000	255,000

British Virgin Islands — 0.5%
Fortune Star BVI Ltd.
6.875%, due 01/31/21[4]	200,000	190,002

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds— (continued)

Canada — 0.8%
Cenovus Energy, Inc.
5.400%, due 06/15/47	80,000	36,416
NOVA Chemicals Corp.
5.250%, due 08/01/23[2,5]	210,000	182,318
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	72,022
		290,756

Cayman Islands — 1.0%
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/23[4]	200,000	181,966
Powerlong Real Estate Holdings Ltd.
5.950%, due 07/19/20[4]	200,000	195,000
		376,966

China — 0.5%
Sunac China Holdings Ltd.
8.625%, due 07/27/20[4]	200,000	197,501

Colombia — 0.2%
Ecopetrol SA
5.375%, due 06/26/26	70,000	67,723

Germany — 0.4%
Deutsche Bank AG
4.250%, due 02/04/21	150,000	144,042

Hong Kong — 0.5%
Yanlord Land HK Co. Ltd.
6.750%, due 04/23/23[4]	200,000	183,988

Israel — 0.1%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	57,000	54,756

Luxembourg — 0.5%
INEOS Group Holdings SA
5.625%, due 08/01/24[2,5]	200,000	182,000

Mexico — 0.3%
Petroleos Mexicanos
7.690%, due 01/23/50[2]	150,000	102,750

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds— (continued)

Netherlands — 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[2]	65,000	63,220

Peru — 0.3%
Southern Copper Corp.
6.750%, due 04/16/40	90,000	99,000

United Kingdom — 2.6%
Barclays PLC
4.836%, due 05/09/28	200,000	206,284
HSBC Holdings PLC
3.400%, due 03/08/21	260,000	261,431
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	205,758
Reynolds American, Inc.
7.250%, due 06/15/37	35,000	41,555
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23	250,000	252,534
		967,562

United States — 24.4%
Abbott Laboratories
3.750%, due 11/30/26	45,000	50,236
AbbVie, Inc.
2.500%, due 05/14/20	200,000	200,014
ADT Security Corp./The
3.500%, due 07/15/22	140,000	136,500
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	50,000	65,683
Series G,
4.150%, due 05/01/49	50,000	51,804
Alabama Power Co.
6.000%, due 03/01/39	100,000	129,371
Ally Financial, Inc.
4.625%, due 05/19/22	100,000	96,500
Apple, Inc.
4.650%, due 02/23/46	100,000	138,446
AT&T, Inc.
4.300%, due 02/15/30	266,000	286,301
Bank of America Corp.
6.110%, due 01/29/37	125,000	162,877

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds— (continued)

United States— (continued)
Bank of America Corp., MTN
4.200%, due 08/26/24	150,000	159,437
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	100,000	115,347
Biogen, Inc.
4.050%, due 09/15/25	100,000	105,749
5.200%, due 09/15/45	50,000	64,692
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	201,012
Bristol-Myers Squibb Co.
3.200%, due 06/15/26[2]	150,000	160,208
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25[5]	30,000	28,761
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	100,000	129,992
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	150,000	151,890
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	150,000	149,534
Citigroup, Inc.
4.125%, due 07/25/28	50,000	51,312
5.500%, due 09/13/25	300,000	333,339
6.675%, due 09/13/43	50,000	67,654
Comcast Corp.
3.969%, due 11/01/47	88,000	101,707
4.600%, due 10/15/38	50,000	62,294
4.700%, due 10/15/48	50,000	64,643
CVS Health Corp.
4.300%, due 03/25/28	120,000	127,440
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[2]	100,000	101,073
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	100,000	117,072
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	109,690
Eaton Corp.
2.750%, due 11/02/22	190,000	192,013
Energy Transfer Operating LP
5.500%, due 06/01/27	50,000	43,714
Enterprise Products Operating LLC
2.850%, due 04/15/21	105,000	103,764

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds— (continued)

United States— (continued)
Exelon Corp.
3.400%, due 04/15/26	150,000	145,433
Fiserv, Inc.
3.200%, due 07/01/26	60,000	61,756
Fox Corp., Class A
3.050%, due 04/07/25	25,000	24,961
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	198,868
3.373%, due 11/15/25[5]	200,000	201,036
General Electric Co.,
Series D,
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[6]	99,000	81,675
General Motors Co.
6.600%, due 04/01/36	70,000	60,921
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	81,742
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	80,000	94,596
5.750%, due 01/24/22	305,000	323,611
Home Depot, Inc./The
2.125%, due 09/15/26	100,000	100,638
Illinois Tool Works, Inc.
2.650%, due 11/15/26[5]	80,000	80,895
International Lease Finance Corp.
5.875%, due 08/15/22	120,000	107,277
JPMorgan Chase & Co.,
Series I,
3 mo. USD LIBOR + 3.470%,
5.240%, due 04/30/20[3,6]	97,000	87,543
Kinder Morgan, Inc.
5.550%, due 06/01/45	40,000	41,066
6.500%, due 09/15/20	100,000	100,224
Kroger Co./The
6.900%, due 04/15/38	25,000	33,664
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[2]	45,000	45,811
4.569%, due 02/01/29[2]	155,000	171,440
LYB International Finance BV
4.875%, due 03/15/44[5]	50,000	53,989
Marathon Petroleum Corp.
4.750%, due 09/15/44[5]	70,000	53,276

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds— (continued)

United States— (continued)
MetLife, Inc.
6.400%, due 12/15/36	35,000	36,526
Microsoft Corp.
2.375%, due 02/12/22	250,000	256,930
4.450%, due 11/03/45	60,000	78,891
Morgan Stanley
4.300%, due 01/27/45	50,000	60,478
4.875%, due 11/01/22	350,000	367,465
Morgan Stanley, GMTN
4.350%, due 09/08/26[5]	140,000	150,866
MPLX LP
4.875%, due 06/01/25	70,000	57,646
Nabors Industries, Inc.
4.625%, due 09/15/21[5]	150,000	95,030
NCR Corp.
5.000%, due 07/15/22	40,000	37,600
Netflix, Inc.
5.500%, due 02/15/22	140,000	142,450
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	50,000	53,088
Oracle Corp.
2.800%, due 04/01/27	100,000	101,932
Prudential Financial, Inc., MTN
6.625%, due 06/21/40	50,000	61,754
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	63,310
Quicken Loans, Inc.
5.750%, due 05/01/25[2]	110,000	109,450
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	170,071
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	74,070
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	100,000	99,626
Smithfield Foods, Inc.
3.350%, due 02/01/22[2]	80,000	77,805
Sunoco Logistics Partners Operations LP
5.400%, due 10/01/47	50,000	39,699
Synchrony Financial
4.500%, due 07/23/25	90,000	88,061
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	60,000	57,676

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds— (concluded)

United States— (concluded)
Texas Instruments, Inc.
1.850%, due 05/15/22	220,000	224,251
Union Pacific Corp.
4.050%, due 11/15/45	40,000	42,147
Verizon Communications, Inc.
5.250%, due 03/16/37	140,000	179,079
Wells Fargo & Co., MTN
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	70,000	72,080
		9,008,472
Total Corporate bonds
(cost—$12,469,774)		12,363,837

Mortgage-backed securities—17.5%

United States — 17.5%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[2,7]	158,934	157,071
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[2,7]	101,086	99,058
Series 2019-4, Class A1,
2.993%, due 07/26/49[2,7]	210,031	206,574
Ashford Hospitality Trust,
Series 2018-ASHF, Class D,
1 mo. USD LIBOR + 2.100%,
2.805%, due 04/15/35[2,3]	100,000	83,319
BANK,
Series 2017-BNK7, Class C,
4.051%, due 09/15/60[7]	100,000	77,796
Series 2018-BN14, Class E,
3.000%, due 09/15/60[2,7]	250,000	131,130
Series 2018-BN15, Class A4,
4.407%, due 11/15/61[7]	150,000	172,025
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	127,352
BENCHMARK Mortgage Trust,
Series 2018-B4, Class D,
2.812%, due 07/15/51[2,7]	100,000	61,873
Series 2018-B5, Class A3,
3.944%, due 07/15/51	100,000	109,631

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Mortgage-backed securities— (continued)

United States— (continued)
Series 2019-B10, Class C,
3.750%, due 03/15/62	200,000	144,808
CHT Mortgage Trust,
Series 2017-CSMO, Class E,
1 mo. USD LIBOR + 3.000%,
3.705%, due 11/15/36[2,3]	475,000	366,125
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4,
3.778%, due 09/10/58	143,000	151,006
Series 2017-P8, Class D,
3.000%, due 09/15/50[2]	300,000	196,329
Commercial Mortgage Trust,
Series 2015-CR24, Class D,
3.463%, due 08/10/48[7]	150,000	112,746
Series 2017-COR2, Class C,
4.561%, due 09/10/50[7]	200,000	162,196
CSAIL Commercial Mortgage Trust,
Series 2017-C8, Class D,
4.470%, due 06/15/50[2]	141,000	104,434
Deephaven Residential Mortgage Trust,
Series 2018-3A, Class A1,
3.789%, due 08/25/58[2,7]	130,637	127,987
FREMF Mortgage Trust,
Series 2017-K64, Class B,
3.981%, due 05/25/50[2,7]	50,000	48,025
Series 2017-K724, Class B,
3.485%, due 11/25/23[2,7]	265,000	258,165
GS Mortgage Securities Corp. Trust,
Series 2017-SLP, Class E,
4.591%, due 10/10/32[2,7]	225,000	190,462
Hilton USA Trust,
Series 2016-SFP, Class E,
5.519%, due 11/05/35[2]	125,000	110,960
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class D,
5.157%, due 05/15/45[7]	150,000	138,354
Series 2018-ASH8, Class D,
1 mo. USD LIBOR + 2.050%,
2.755%, due 02/15/35 [2,3]	100,000	88,143
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	204,189
Series 2015-C29, Class D,
3.678%, due 05/15/48[7]	100,000	76,891

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Mortgage-backed securities— (continued)

United States— (continued)
Series 2015-C30, Class A5,
3.822%, due 07/15/48	170,000	181,538
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class D,
3.397%, due 06/15/49[2,7]	175,000	126,348
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	100,000	106,132
Series 2015-C24, Class AS,
4.036%, due 05/15/48[7]	75,000	77,531
Series 2016-C32, Class AS,
3.994%, due 12/15/49[7]	273,000	278,531
Series 2017-C34, Class C,
4.185%, due 11/15/52[7]	100,000	78,559
Morgan Stanley Capital I, Inc.,
Series 2017-HR2, Class C,
4.226%, due 12/15/50[7]	175,000	137,785
Series 2017-HR2, Class D,
2.730%, due 12/15/50	100,000	63,151
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[2,7]	178,531	171,642
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%,
2.805%, due 03/15/36[2,3]	200,000	172,172
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
1 mo. USD LIBOR + 3.000%,
3.989%, due 06/15/33[2,3]	275,000	238,531
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
1 mo. USD LIBOR + 2.750%,
3.455%, due 11/15/27[2,3]	125,000	101,250
Verus Securitization Trust,
Series 2019-1, Class A1,
3.836%, due 02/25/59[2,7]	140,013	135,867
Series 2019-3, Class A1,
2.784%, due 07/25/59[2,8]	136,849	134,167
Series 2019-4, Class A1,
2.642%, due 11/25/59[2,8]	138,776	140,495

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Mortgage-backed securities— (concluded)

United States— (concluded)
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
3.947%, due 12/13/29[2,7]	500,000	491,960
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.835%, due 05/15/51[7]	150,000	121,825
Total Mortgage-backed securities
(cost—$7,199,804)		6,464,133

Municipal bonds—1.0%

California — 1.0%
State of California, GO Bonds
7.300%, due 10/01/39
(cost — $363,441)	250,000	384,138

Non-U.S. government agency obligations—1.9%

Colombia — 0.5%
Colombia Government International Bond
8.125%, due 05/21/24	155,000	177,766

Ecuador — 0.2%
Ecuador Government International Bond
10.750%, due 01/31/29[4]	200,000	56,500

Indonesia — 0.3%
Indonesia Government International Bond
6.625%, due 02/17/37[2]	100,000	125,250

Mexico — 0.1%
Mexico Government International Bond, MTN
4.750%, due 03/08/44	50,000	50,734

Panama — 0.1%
Panama Government International Bond
3.870%, due 07/23/60	50,000	49,875

Turkey — 0.3%
Turkey Government International Bond
6.875%, due 03/17/36[5]	100,000	88,406

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

Non-U.S. government agency obligations— (concluded)

Uruguay — 0.4%
Uruguay Government International Bond
7.625%, due 03/21/36	100,000	137,875
Total Non-U.S. government agency obligations
(cost—$839,528)		686,406

U.S. government agency obligations—23.1%

United States — 23.1%
FHLMC
2.500%, due 04/01/33	254,008	263,839
3.500%, due 08/01/47	296,911	314,924
3.500%, due 11/01/47	330,497	351,310
4.000%, due 01/01/46	97,780	105,982
4.000%, due 05/01/47	149,602	160,938
4.000%, due 08/01/47	149,068	160,356
4.000%, due 10/01/47	75,009	80,805
4.000%, due 09/01/48	85,143	90,906
4.500%, due 04/01/46	93,035	101,913
FNMA
2.500%, due 03/01/35	248,431	257,891
3.000%, due 02/01/33	220,121	231,392
3.000%, due 02/01/43	63,739	67,435
3.000%, due 05/01/43	72,265	76,412
3.000%, due 07/01/43	98,263	104,204
3.000%, due 09/01/43	135,333	143,671
3.000%, due 05/01/46	140,376	148,303
3.500%, due 04/01/32	79,781	85,267
3.500%, due 11/01/33	32,457	34,110
3.500%, due 06/01/45	107,480	115,291
3.500%, due 06/01/46	180,996	194,430
3.500%, due 11/01/47	410,127	434,990
3.500%, due 07/01/49	57,460	60,822
4.000%, due 09/01/40	119,092	128,883
4.000%, due 03/01/41	37,361	40,426
4.000%, due 12/01/43	161,499	177,200
4.000%, due 02/01/45	118,230	129,108
4.000%, due 09/01/45	132,960	144,216
4.000%, due 08/01/47	82,433	88,696
4.000%, due 01/01/48	78,558	84,375
4.000%, due 05/01/48	16,564	17,733
4.500%, due 02/01/44	22,298	24,708
4.500%, due 04/01/44	109,509	121,348

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)

U.S. government agency obligations— (concluded)

United States— (concluded)
4.500%, due 12/01/44	21,922	24,105
4.500%, due 02/01/45	37,706	41,394
4.500%, due 06/01/46	148,154	164,035
4.500%, due 08/01/46	20,177	22,107
4.500%, due 05/01/47	66,022	71,919
4.500%, due 02/01/49	131,253	143,012
5.500%, due 03/01/33	30,884	34,707
5.500%, due 09/01/34	111,970	124,696
5.500%, due 11/01/34	25,242	28,519
6.000%, due 11/01/28	30,579	34,295
GNMA
6.500%, due 05/15/29	8,106	9,501
GNMA II
3.000%, due 09/20/44	70,603	75,838
3.500%, due 02/20/43	16,359	17,490
4.000%, due 06/20/44	11,854	12,920
4.000%, due 09/20/44	45,348	49,433
4.000%, due 05/20/45	11,400	12,427
5.000%, due 08/20/48	24,280	26,133
UMBS TBA
2.500%	850,000	880,813
3.000%	2,125,000	2,228,345
Total U.S. government agency obligations
(cost—$8,316,264)		8,543,573

U.S. treasury obligations—6.9%

United States — 6.9%
U.S. Treasury Bond
2.000%, due 02/15/50	130,000	150,988
U.S. Treasury Inflation Indexed Bonds (TIPS)
1.000%, due 02/15/49	66,628	82,900
U.S. Treasury Notes
1.500%, due 01/31/27	425,000	452,277
1.500%, due 02/15/30	1,115,000	1,202,022
1.625%, due 08/15/29	200,000	217,164
1.750%, due 12/31/24	185,000	197,003

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

	Face amount[1]	Value ($)
U.S. treasury obligations— (concluded)

United States— (concluded)
2.375%, due 05/15/29	200,000	230,156

Total U.S. treasury obligations
(cost—$2,469,421)		2,532,510

	Number of shares

Short-term investments—6.2%

Investment companies — 6.2%
State Street Institutional U.S. Government Money Market Fund
(cost — $2,276,181)	2,276,181	2,276,181

Investment of cash collateral from securities loaned—2.5%

Money market funds — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio
(cost — $920,325)	920,325	920,325
Total investments
(cost — $40,153,814) [9]— 106.6%		39,350,717
Liabilities in excess of other assets — (6.6)%		(2,432,922)
Net assets — 100.0%		$36,917,795

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

U.S. treasury futures buy contracts:
16	USD	U.S. Treasury Note 10 Year Futures	June 2020	2,189,148	2,219,000	29,852
20	USD	U.S. Treasury Note 5 Year Futures	June 2020	2,428,154	2,507,187	79,033
12	USD	U.S. Ultra Bond Futures	June 2020	2,375,549	2,662,500	286,951
6	USD	U.S. Ultra Treasury Note 10 Year Futures	June 2020	924,478	936,188	11,710
Total				7,917,329	8,324,875	407,546

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts— (concluded)

Interest rate futures sell contracts:
2	EUR	German Euro Bund Futures	June 2020	(387,777)	(380,522)	7,255
3	GBP	United Kingdom Long Gilt Bond Futures	June 2020	(507,930)	(507,485)	445
Total				(895,707)	(888,007)	7,700
Net unrealized appreciation (depreciation)						415,246

Centrally cleared credit default swap agreements on credit indices—buy protection11

Referenced obligations		Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio[10](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 33 Index	USD	1,225	12/20/24	Quarterly	5.000	9,868	72,689	82,557

Forward foreign currency contracts

Counterparty		Sell		Purchase	Settlement date	Unrealized appreciation (depreciation)($)
BOA	USD	366,021	THB	12,000,000	06/18/20	(234)
CITI	GBP	20,000	USD	24,635	06/18/20	(241)
GSI	THB	12,000,000	USD	373,401	06/18/20	7,614
JPMCB	EUR	55,000	USD	61,641	06/18/20	803
MSCI	AUD	120,000	USD	74,060	06/18/20	233
Net unrealized appreciation (depreciation)						8,175

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Asset-backed securities	—	5,179,614	—	5,179,614
Corporate bonds	—	12,363,837	—	12,363,837
Mortgage-backed securities	—	6,464,133	—	6,464,133
Municipal bonds	—	384,138	—	384,138
Non-U.S. government agency obligations	—	686,406	—	686,406
U.S. government agency obligations	—	8,543,573	—	8,543,573
U.S. treasury obligations	—	2,532,510	—	2,532,510
Short-term investments	—	2,276,181	—	2,276,181
Investment of cash collateral from securities loaned	—	920,325	—	920,325
Futures contracts	415,246	—	—	415,246
Swap agreements	—	72,689	—	72,689
Forward foreign currency contracts	—	8,650	—	8,650
Total	415,246	39,432,056	—	39,847,302

Liabilities
Forward foreign currency contracts	—	(475)	—	(475)

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

1	In US dollars unless otherwise indicated.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,881,206, represented 21.3% of the Fund’s net assets at period end.

3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5	Security, or portion thereof, was on loan at the period end.

6	Perpetual investment. Date shown reflects the next call date.

7	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

9	Includes $1,071,054 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $920,325 and non-cash collateral of $174,445.

10	Payments made or received are based on the notional amount.

11	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CSI	Credit Suisse International
DAC	Designated Activity Company
EMTN	Euro Medium-Term Notes
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities

Counterparty abbreviations
BB	Barclays Bank PLC
BOA	Bank of America NA
CITI	Citibank NA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ Semiannual report to shareholders dated December 31, 2019.